UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21906

Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code: (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2012 - February 28, 2013

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Fund Overview

The Wilshire 4500 Completion ETF, NYSE Arca ticker: WXSP (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Wilshire 4500 Completion Index SM (the “Wilshire 4500 SM” or the “Index”).

On February 15, 2013, the Board of Trustees of the Claymore Exchange-Traded Fund Trust approved the closing and subsequent liquidation of the Fund. The last day of trading of Fund Shares on the NYSE Arca, Inc. was March 15, 2013.

The Wilshire 4500 is a rules-based index comprised of, as of February 28, 2013, approximately 3,086 securities, including common stocks, real estate investment trusts (“REITs”) and business development companies (“BDCs”). The Index may include securities of companies of all categories of market capitalizations (subject to certain minimum requirements), as defined by Wilshire Associates Incorporated (the “Index Provider”). The Wilshire 4500 is a subset of the Wilshire 5000 Total Market IndexSM (the “Wilshire 5000 SM”). Designed to represent the extended market, the Wilshire 4500 is comprised of the Wilshire 5000 securities with the components of the S&P 500 Index® excluded.

The Fund invested at least 80% of its total assets in equity securities that comprise the Wilshire 4500.   The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser used quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 15.19%, which included an increase in market price over the period to $35.58 on February 28, 2013, from $31.43 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 14.40%, which included an increase in NAV over the period to $35.42 on February 28, 2013, from $31.50 as of August 31, 2012. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Wilshire 4500 returned 14.11% and the S&P 500 Index returned 8.95% for the same period.

The Fund made an annual income distribution of $0.5700 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the financial sector contributed most significantly to the Fund’s return, followed by the industrial sector. No sector detracted from return, but the utilities sector contributed least to return.

Positions that contributed most significantly to the Fund’s return included Las Vegas Sands Corp., which owns and operates casino resorts and convention centers; General Motors Co., the manufacturer and marketer of new cars and trucks; and Facebook, Inc., operator of a social networking website (0.7%, 0.7% and 1.0%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Skyworks Solutions, Inc., a wireless semiconductor company that designs and manufactures radio frequency and complete semiconductor system solutions for mobile communications applications; Royal Gold, Inc., which acquires and manages precious metals royalties; and Allied Nevada Gold Corp., which acquires, explores, and advances gold exploration and potential development projects (0.1%, 0.1% and 0.1%, respectively, of the Fund’s long-term investments at period end).

Fund Overview

The Wilshire 5000 Total Market ETF, NYSE Arca ticker WFVK (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called Wilshire 5000 Total Market IndexSM (the “Index”).

On February 15, 2013, the Board of Trustees of the Claymore Exchange-Traded Fund Trust approved the closing and subsequent liquidation of the Fund. The last day of trading of Fund Shares on the NYSE Arca, Inc. was March 15, 2013.

The Index is a rules-based index comprised of, as of February 28, 2013, approximately 3,570 securities, including common stocks and real estate investment trusts (“REITs”). The Index is designed to represent the total U.S. equity market and includes all U.S. equity securities that have readily available prices. The Fund invested at least 80% of its total assets in equity securities that comprise the Index.  The Fund used a sampling approach in seeking to achieve its investment objective. Sampling means that the Investment Adviser and Investment Sub-Adviser used quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended February 28, 2013.

On a market price basis, the Fund generated a total return of 10.49%, which included an increase in market price over the period to $33.86 on February 28, 2013, from $31.28 as of August 31, 2012. On an NAV basis, the Fund generated a total return of 9.71%, which included an increase in NAV over the period to $33.71 on February 28, 2013, from $31.36 as of August 31, 2012. At the end of the period, the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and domestic market comparison purposes, the Index returned 9.65% and the S&P 500 Index returned 8.95% for the same period.

The Fund made an annual distribution of $0.6510 per share on December 31, 2012, to shareholders of record on December 27, 2012.

Performance Attribution

For the six-month period ended February 28, 2013, the financial sector contributed most significantly to the Fund’s return, followed by the consumer, non-cyclical sector. The technology sector was the only sector to detract from the Fund’s return.

Positions that contributed most significantly to the Fund’s return included U.S.-based financial companies JPMorgan Chase & Co., Bank of America Corp. and Citigroup, Inc. (1.2%, 0.8% and 0.8%, respectively, of the Fund’s long-term investments at period end). Positions that detracted most significantly from the Fund’s return included Apple, Inc., which designs, manufactures and markets computers and other electronic devices; Microsoft Corp., which develops and licenses software products and services; and Intel Corp., which designs, manufactures, and sells integrated digital technology platforms worldwide (2.5%, 1.4% and 0.7%, respectively, of the Fund’s long-term investments at period end).

Risks and Other Considerations
The views expressed in this report reflect those of the portfolio managers and Guggenheim Funds Investment Advisors, LLC only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Funds ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in a Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of Fund-specific risks and considerations.

Investment Risk: An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Equity Risk: The value of the securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or factors relating to specific companies in which such Fund invests.

Foreign Investment Risk: A Fund’s investments in non-U.S. issuers, may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of such Fund’s investments or prevent such Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the U.S. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets Risk: Investment in securities of issuers based in developing or “emerging market” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Industry Risk: To the extent that Funds focus their investments in a particular industry of group of related industries, the NAV of the Funds will be more susceptible to factors affecting that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Micro-, Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a MLP, including a conflict arising as a result of incentive distribution payments.

Portfolio Turnover Risk. Certain Funds may engage in active and frequent trading of their portfolio securities in connection with the rebalancing of their respective index, and therefore such Fund’s investments. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, such Fund will seek to utilize the creation and redemption in kind mechanism to minimize capital gains to the extent possible.

Replication Management Risk. Unlike many investment companies, the Funds are not “actively” managed. Therefore, a Fund will not necessarily sell a security because the security’s issuer is in financial trouble unless that stock is removed from such Fund’s Index.

Non-Correlation Risk: A Fund’s return may not match the return of such Fund’s index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. A Fund may not be fully invested at times, either as a result of cash flows into such Fund or reserves of cash held by a Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the securities in the Index with the same weightings as the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk: Non-diversified Funds can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and the European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Funds portfolios. Financial market conditions, as well as various social and political tensions in the US and around the world, have contributed to increased market volatility and may have long-term effects on the US and worldwide financial markets and cause further economic uncertainties or deterioration in the US and worldwide. The Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the US and global economies and securities markets.

In addition to the risks described above, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at www.guggenheiminvestments.com/etf.

WXSP I Wilshire 4500 Completion ETF
Fund Summary
February 28, 2013 (unaudited)

Fund Statistics
Share Price	$ 35.58
Net Asset Value	$ 35.42
Premium/Discount to NAV	0.45%
Net Assets ($000)	$ 7,083

Total Returns
			Since Inception
(Inception 3/9/10)	Six Month	One Year	(Annualized)
Wilshire 4500 Completion ETF
NAV	14.40%	14.33%	13.83%
Market	15.19%	14.57%	14.01%
Wilshire 4500 Completion IndexSM	14.11%	14.11%	13.56%
S&P 500 Index	8.95%	13.46%	12.42%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.  For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's annual operating expense ratio of 0.18% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Financial	23.6%
Consumer, Non-cyclical	17.4%
Consumer, Cyclical	14.4%
Industrial	14.2%
Communications	9.1%
Technology	7.6%
Energy	5.2%
Basic Materials	4.2%
Utilities	3.8%
Diversified	0.0	% *
Total Common Stocks and Master Limited Partnerships	99.5%
Warrants	0.0	% *
Total Long-Term Investments	99.5%
Investments of Collateral for Securities Loaned	1.3%
Total Investments	100.8%
Liabilities in excess of Other Assets	-0.8%
Net Assets	100.0%
*Less than 0.1%

	% of Long-Term
Top Ten Holdings	Investments
Facebook, Inc., Class A	1.0%
Las Vegas Sands Corp.	0.7%
General Motors Co.	0.7%
Air Methods Corp.	0.6%
General Growth Properties, Inc., REIT	0.5%
Sirius XM Radio, Inc.	0.5%
LinkedIn Corp., Class A	0.5%
Annaly Capital Management, Inc., REIT	0.5%
Delta Air Lines, Inc.	0.4%
Liberty Media Corp.	0.4%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments.  Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

WFVK I Wilshire 5000 Total Market ETF
Fund Summary
February 28, 2013 (unaudited)

Fund Statistics
Share Price			$ 33.86
Net Asset Value			$ 33.71
Premium/Discount to NAV			0.44%
Net Assets ($000)			$ 10,114

Total Returns
	Six		Since Inception
(Inception 3/9/10)	Months	One Year	(Annualized)
Wilshire 5000 Total Market ETF
NAV	9.71%	13.29%	12.49%
Market	10.49%	13.13%	12.66%
Wilshire 5000 Total Market IndexSM	9.65%	13.31%	12.49%
S&P 500 Index	8.95%	13.46%	12.42%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit www.guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.01 per share for share price returns or initial net asset value (NAV) of $25.01 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund’s annual operating expense ratio of 0.12% is expressed as a unitary fee and covers all expenses of the Fund, except for distribution fees, if any,  brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	21.3%
Financial	17.4%
Technology	12.1%
Industrial	11.0%
Communications	10.8%
Energy	10.4%
Consumer, Cyclical	10.0%
Utilities	3.5%
Basic Materials	3.2%
Diversified	0.0%*
Total Common Stocks, Preferred Stock and Master Limited Partnership	99.7%
Investments of Collateral for Securities Loaned	0.4%
Total Investments	100.1%
Liabilities in excess of Other Assets	-0.1%
Net Assets	100.0%
*Less than 0.1%

% of Long-Term
Top Ten Holdings	Investments
Exxon Mobil Corp.	2.6%
Apple, Inc.	2.5%
General Electric Co.	1.6%
Chevron Corp.	1.4%
International Business Machines Corp.	1.4%
Microsoft Corp.	1.4%
Johnson & Johnson	1.3%
AT&T, Inc.	1.3%
Procter & Gamble Co.	1.3%
Pfizer, Inc.	1.3%

Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of long-term investments. Both are subject to change daily. For more current Fund information, please visit www.guggenheiminvestments.com.The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

Overview of Fund Expenses
As of February 28, 2013 (unaudited)

As a shareholder of  Wilshire 4500 Completion ETF and Wilshire 5000 Total Market ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 28, 2013.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing cost of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Annualized Expense	Expenses Paid
	Beginning	Ending	Ratio for the	During
	Account Value	Account Value	Six Months Ended	Period1
	9/1/12	2/28/13	2/28/13	9/1/12 - 2/28/13

Wilshire 4500 Completion ETF
Actual	$ 1,000.00	$ 1,144.00	0.18%	$ 0.96
Hypothetical	1,000.00	1,023.90	0.18%	0.90
(5% annual return before expenses)

Wilshire 5000 Total Market ETF
Actual	1,000.00	1,097.13	0.12%	0.62
Hypothetical	1,000.00	1,024.20	0.12%	0.60
(5% annual return before expenses)

1 Actual and hypothetical expenses are calculated using the annualized expense ratio.  This represents the ongoing expenses of the Fund as a percentage of average net assets for the six months ended February 28, 2013.  Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying that result by 181/365.

Assumes all dividends and distributions were reinvested.

Premium/Discount Information
Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheiminvestments.com.

WXSP Wilshire 4500 Completion ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 99.5%
	Basic Materials - 4.2%
78	A. Schulman, Inc.	$2,445
447	AK Steel Holding Corp.	1,676
189	Albemarle Corp.	12,300
228	Allied Nevada Gold Corp.(a)	4,172
62	AMCOL International Corp.	1,813
83	American Vanguard Corp.	2,576
145	Ashland, Inc.	11,306
115	Axiall Corp.	6,507
84	Balchem Corp.	3,388
251	Boise, Inc.	2,156
106	Buckeye Technologies, Inc.	2,939
141	Cabot Corp.	5,186
102	Carpenter Technology Corp.	4,817
331	Celanese Corp., Series A	15,507
211	Chemtura Corp.(a)	4,245
66	Clearwater Paper Corp.(a)	3,194
216	Coeur d'Alene Mines Corp.(a)	4,106
274	Commercial Metals Co.	4,469
95	Compass Minerals International, Inc.	7,003
113	Cytec Industries, Inc.	8,180
35	Deltic Timber Corp.	2,499
83	Domtar Corp.	6,188
357	Ferro Corp.(a)	1,831
227	Globe Specialty Metals, Inc.	3,244
261	Golden Minerals Co.(a)	757
61	Hawkins, Inc.	2,406
107	HB Fuller Co.	4,373
882	Hecla Mining Co.	4,093
149	Horsehead Holding Corp.(a)	1,575
433	Huntsman Corp.	7,461
71	Innophos Holdings, Inc.	3,467
176	Intrepid Potash, Inc.	3,469
43	Kaiser Aluminum Corp.	2,633
151	KapStone Paper and Packaging Corp.	4,023
56	Kraton Performance Polymers, Inc.(a)	1,346
84	Kronos Worldwide, Inc.(b)	1,437
51	Materion Corp.	1,411
272	McEwen Mining, Inc.(a)	661
70	Minerals Technologies, Inc.	2,817
447	Molycorp, Inc.(a)	2,745
24	NewMarket Corp.	6,040
224	Noranda Aluminum Holding Corp.	1,066
177	Olin Corp.	4,099
65	OM Group, Inc.(a)	1,595
561	Paramount Gold and Silver Corp.(a)	1,128
130	PH Glatfelter Co.	2,360
230	PolyOne Corp.	5,242
49	Quaker Chemical Corp.	2,813
161	Reliance Steel & Aluminum Co.	10,721
926	Rentech, Inc.	2,528
169	Rockwood Holdings, Inc.	10,579
148	Royal Gold, Inc.	9,700
261	RPM International, Inc.	7,937
98	Schnitzer Steel Industries, Inc., Class A	2,804
86	Schweitzer-Mauduit International, Inc.	3,169
107	Sensient Technologies Corp.	3,949
360	Southern Copper Corp.	13,604
467	Steel Dynamics, Inc.	7,131
62	Stepan Co.	3,797
138	Tahoe Resources, Inc. (Canada)(a)	2,084
108	Valhi, Inc.	1,758
199	Valspar Corp.	12,260
165	Wausau Paper Corp.	1,629
46	Westlake Chemical Corp.	3,966
129	WR Grace & Co.(a)	9,234
62	Zep, Inc.	928
		298,542

	Communications - 9.1%
414	8x8, Inc.(a)	2,505
121	Acme Packet, Inc.(a)	3,531
121	ADTRAN, Inc.	2,703
198	AMC Networks, Inc., Class A(a)	11,365
52	Anixter International, Inc.	3,584
262	AOL, Inc.	9,668
280	Arris Group, Inc.(a)	4,858
257	Aruba Networks, Inc.(a)	6,404
267	Belo Corp., Class A	2,307
84	Black Box Corp.	2,038
142	Blucora, Inc.(a)	2,201
30	Blue Nile, Inc.(a)	1,018
67	Broadsoft, Inc.(a)	1,407
258	Calix, Inc.(a)	2,211
175	Charter Communications, Inc., Class A(a)	15,118
263	Ciena Corp.(a)	4,008
543	Cincinnati Bell, Inc.(a)	1,765
105	Clear Channel Outdoor Holdings, Inc., Class A	798
146	Cogent Communications Group, Inc.	3,672
116	comScore, Inc.(a)	1,849
74	Comtech Telecommunications Corp.	1,982
87	Consolidated Communications Holdings, Inc.	1,462
90	Constant Contact, Inc.(a)	1,272
489	Cumulus Media, Inc., Class A(a)	1,599
112	DealerTrack Holdings, Inc.(a)	3,303
152	Dice Holdings, Inc.(a)	1,465
190	DigitalGlobe, Inc.(a)	4,955
425	DISH Network Corp., Class A	14,790
374	Dolan Media Co.(a)	1,088
285	EarthLink, Inc.	1,656
119	EchoStar Corp., Class A(a)	4,503
75	Equinix, Inc.(a)	15,866
271	EW Scripps Co., Class A(a)	2,930
105	ExactTarget, Inc.(a)	2,341
2,714	Facebook, Inc., Class A(a)	73,956
96	FactSet Research Systems, Inc.(b)	9,340
249	Finisar Corp.(a)	3,648
307	Harmonic, Inc.(a)	1,747
383	Harte-Hanks, Inc.	2,784
78	HealthStream, Inc.(a)	1,668
58	HomeAway, Inc.(a)	1,711
181	IAC/InterActiveCorp	7,376
253	Infinera Corp.(a)	1,642
111	InterDigital, Inc.	4,928
234	IntraLinks Holdings, Inc.(a)	1,376
67	IPG Photonics Corp.	3,972
164	Ixia(a)	3,326
119	John Wiley & Sons, Inc., Class A	4,353
107	Keynote Systems, Inc.	1,635
202	Lamar Advertising Co., Class A(a)	9,340
293	Leap Wireless International, Inc.(a)	1,568
413	Level 3 Communications, Inc.(a)	8,252
302	Liberty Global, Inc., Class A(a)	20,805
1,077	Liberty Interactive Corp., Class A(a)	22,488
259	Liberty Media Corp.(a)	27,972
49	Liberty Ventures, Series A(a)	3,538
201	Linkedin Corp., Class A(a)	33,804
41	Liquidity Services, Inc.(a)	1,396
73	LogMeIn, Inc.(a)	1,304
57	Loral Space & Communications, Inc.	3,320
438	Marchex, Inc., Class B	1,656
73	Meredith Corp.	3,067
260	Move, Inc.(a)	2,538
83	NETGEAR, Inc.(a)	2,826
148	NeuStar, Inc., Class A(a)	6,490
476	New York Times Co., Class A(a)	4,603
255	NIC, Inc.	4,519
59	NTELOS Holdings Corp.	736
96	NutriSystem, Inc.	790
70	OpenTable, Inc.(a)	3,892
90	Oplink Communications, Inc.(a)	1,382
382	Orbitz Worldwide, Inc.(a)	1,627
94	Plantronics, Inc.	3,794
590	Polycom, Inc.(a)	5,375
162	Quinstreet, Inc.(a)	928
226	Rackspace Hosting, Inc.(a)	12,624
134	Responsys, Inc.(a)	1,081
631	RF Micro Devices, Inc.(a)	2,909
250	Sapient Corp.(a)	2,805
290	SBA Communications Corp., Class A(a)	20,625
84	Scholastic Corp.	2,528
81	Shutterfly, Inc.(a)	3,506
86	Sinclair Broadcast Group, Inc., Class A	1,211
11,203	Sirius XM Radio, Inc.	34,729
765	Sonus Networks, Inc.(a)	1,874
75	Sourcefire, Inc.(a)	4,022
259	Starz - Liberty Capital(a)	4,807
872	TeleCommunication Systems, Inc., Class A(a)	2,014
173	Telephone & Data Systems, Inc.	3,960
1,218	Tellabs, Inc.	2,473
635	Thomson Reuters Corp. (Canada)	19,418
342	TIBCO Software, Inc.(a)	7,336
304	tw telecom, Inc.(a)	7,697
290	United Online, Inc.	1,711
34	United States Cellular Corp.(a)	1,251
258	ValueClick, Inc.(a)	6,881
83	ViaSat, Inc.(a)	3,898
545	Virgin Media, Inc.	25,288
111	VirnetX Holding Corp.(a) (b)	3,911
110	Vocus, Inc.(a)	1,544
458	Vonage Holdings Corp.(a)	1,209
163	Web.com Group, Inc.(a)	2,784
137	WebMD Health Corp.(a)	3,028
114	Websense, Inc.(a)	1,709
178	Windstream Corp.	1,529
78	Zillow, Inc., Class A(a) (b)	3,351
1,458	Zynga, Inc., Class A(a)	4,943
		642,350

	Consumer, Cyclical - 14.4%
249	Accuride Corp.(a)	1,008
152	Advance Auto Parts, Inc.	11,604
119	Aeropostale, Inc.(a)	1,549
150	Alaska Air Group, Inc.(a)	7,733
40	Allegiant Travel Co.	3,212
166	American Axle & Manufacturing Holdings, Inc.(a)	2,100
512	American Eagle Outfitters, Inc.	10,588
89	Ameristar Casinos, Inc.	2,332
153	ANN, Inc.(a)	4,328
201	Arrow Electronics, Inc.(a)	8,070
92	Asbury Automotive Group, Inc.(a)	3,106
244	Ascena Retail Group, Inc.(a)	4,097
213	Autoliv, Inc.	13,883
90	Bally Technologies, Inc.(a)	4,297
97	Barnes & Noble, Inc.(a) (b)	1,527
123	Beacon Roofing Supply, Inc.(a)	4,539
115	Beazer Homes USA, Inc.(a)	1,791
5	Biglari Holdings, Inc.(a)	1,872
65	BJ's Restaurants, Inc.(a)	2,001
69	Bob Evans Farms, Inc.	2,808
192	Boyd Gaming Corp.(a)	1,261
209	Brinker International, Inc.	6,976
112	Brown Shoe Co., Inc.	1,837
191	Brunswick Corp.	6,960
79	Buckle, Inc.	3,540
42	Buffalo Wild Wings, Inc.(a)	3,305
117	Cabela's, Inc.(a)	5,919
280	Callaway Golf Co.	1,882
128	Carter's, Inc.(a)	7,220
104	Casey's General Stores, Inc.	5,885
114	Cash America International, Inc.	5,773
84	Cato Corp., Class A	2,155
53	CEC Entertainment, Inc.	1,603
134	Cheesecake Factory, Inc.	4,642
389	Chico's FAS, Inc.	6,605
57	Children's Place Retail Stores, Inc.(a)	2,591
56	Choice Hotels International, Inc.	2,130
38	Churchill Downs, Inc.	2,507
188	Cinemark Holdings, Inc.	5,226
64	Coinstar, Inc.(a) (b)	3,276
35	Columbia Sportswear Co.	1,944
240	Commercial Vehicle Group, Inc.(a)	1,896
66	Conn's, Inc.(a)	2,115
144	Cooper Tire & Rubber Co.	3,640
266	Copart, Inc.(a)	9,081
48	Cracker Barrel Old Country Store, Inc.	3,613
259	Crocs, Inc.(a)	3,926
335	Dana Holding Corp.	5,605
96	Deckers Outdoor Corp.(a) (b)	3,873
1,982	Delta Air Lines, Inc.(a)	28,283
209	Dick's Sporting Goods, Inc.	10,450
100	Dillard's, Inc., Class A	7,968
43	DineEquity, Inc.	3,005
134	Dolby Laboratories, Inc., Class A	4,272
136	Domino's Pizza, Inc.	6,476
80	Dorman Products, Inc.	2,797
96	DreamWorks Animation SKG, Inc., Class A(a)	1,594
65	DSW, Inc., Class A	4,400
40	DTS, Inc.(a)	796
344	Exide Technologies(a)	922
85	Express, Inc.(a)	1,573
136	Ezcorp, Inc., Class A(a)	2,812
257	Federal-Mogul Corp.(a)	2,077
244	Fifth & Pacific Cos., Inc.(a)	4,414
146	Finish Line, Inc. (The), Class A	2,644
89	First Cash Financial Services, Inc.(a)	4,709
345	Foot Locker, Inc.	11,796
140	Fred's, Inc., Class A	1,900
128	Fuel Systems Solutions, Inc.(a)	1,778
64	G&K Services, Inc., Class A	2,667
1,716	General Motors Co.(a)	46,589
76	Genesco, Inc.(a)	4,460
74	G-III Apparel(a)	2,701
85	GNC Holdings, Inc., Class A	3,485
53	Group 1 Automotive, Inc.	3,060
138	Guess?, Inc.	3,821
173	Hanesbrands, Inc.(a)	6,858
117	Herman Miller, Inc.	2,808
85	Hibbett Sports, Inc.(a)	4,491
91	HNI Corp.	2,872
327	Hovnanian Enterprises, Inc., Class A(a)	1,913
91	HSN, Inc.	4,869
103	Hyatt Hotels Corp., Class A(a)	4,232
187	Iconix Brand Group, Inc.(a)	4,417
413	Ingram Micro, Inc., Class A(a)	7,789
166	Interface, Inc.	3,039
60	International Speedway Corp., Class A	1,808
114	Interval Leisure Group, Inc.	2,379
113	Jack in the Box, Inc.(a)	3,578
598	JetBlue Airways Corp.(a)	3,624
172	Jones Group, Inc.	1,985
67	Jos A Bank Clothiers, Inc.(a)	2,781
163	KB Home	3,046
123	Knoll, Inc.	2,093
182	Krispy Kreme Doughnuts, Inc.(a)	2,402
999	Las Vegas Sands Corp.	51,439
133	La-Z-Boy, Inc.	2,437
266	Lear Corp.	14,210
82	Life Time Fitness, Inc.(a)	3,455
133	Lions Gate Entertainment Corp. (Canada)(a)	2,789
68	Lithia Motors, Inc., Class A	2,795
702	LKQ Corp.(a)	14,875
80	Lumber Liquidators Holdings, Inc.(a)	4,735
157	Madison Square Garden Co., Class A(a)	8,779
94	Maidenform Brands, Inc.(a)	1,804
71	Marriott Vacations Worldwide Corp.(a)	2,929
92	MDC Holdings, Inc.	3,536
99	Men's Wearhouse, Inc.	2,784
77	Meritage Homes Corp.(a)	3,118
849	MGM Resorts International(a)	10,604
103	Mobile Mini, Inc.(a)	2,773
121	Modine Manufacturing Co.(a)	997
126	Mohawk Industries, Inc.(a)	13,359
110	MSC Industrial Direct Co., Inc., Class A	9,385
39	MWI Veterinary Supply, Inc.(a)	4,924
110	National CineMedia, Inc.	1,678
1,184	Navarre Corp.(a)	2,380
170	Navistar International Corp.(a)	4,221
123	Nu Skin Enterprises, Inc., Class A	5,068
11	NVR, Inc.(a)	11,101
682	Office Depot, Inc.(a)	2,748
254	OfficeMax, Inc.	3,040
270	Oshkosh Corp.(a)	10,411
127	Owens & Minor, Inc.	3,867
65	Panera Bread Co., Class A(a)	10,462
67	Pantry, Inc.(a)	833
68	Papa John's International, Inc.(a)	3,537
169	Penn National Gaming, Inc.(a)	8,425
83	Penske Automotive Group, Inc.	2,470
165	Pep Boys-Manny Moe & Jack	1,836
99	Perry Ellis International, Inc.	1,606
16	PetSmart, Inc.	1,042
334	Pier 1 Imports, Inc.	7,505
186	Pinnacle Entertainment, Inc.(a)	2,604
282	Pizza Inn Holdings, Inc.(a) (b)	888
132	Polaris Industries, Inc.	11,533
101	Pool Corp.	4,618
61	Pricesmart, Inc.	4,523
142	PVH Corp.	17,303
388	Quiksilver, Inc.(a)	2,425
198	Regal Entertainment Group, Class A	3,103
148	Regis Corp.	2,667
382	Republic Airways Holdings, Inc.(a)	3,595
1,505	Rite Aid Corp.(a)	2,468
327	Royal Caribbean Cruises Ltd. (Liberia)	11,402
179	Ruby Tuesday, Inc.(a)	1,314
54	Ryland Group, Inc.	1,929
114	Ryman Hospitality Properties, REIT	5,102
310	Saks, Inc.(a)	3,534
208	Sally Beauty Holdings, Inc.(a)	5,770
55	ScanSource, Inc.(a)	1,651
212	Sears Holdings Corp.(a) (b)	9,540
112	Select Comfort Corp.(a)	2,299
177	SHFL Entertainment, Inc.(a)	2,807
154	Signet Jewelers Ltd. (Bermuda)	9,428
90	Six Flags Entertainment Corp.	6,013
139	Skechers U.S.A., Inc., Class A(a)	2,905
141	SkyWest, Inc.	1,974
154	Sonic Corp.(a)	1,739
101	Stage Stores, Inc.	2,494
429	Standard Pacific Corp.(a)	3,492
198	Steelcase, Inc., Class A	2,802
114	Steven Madden Ltd.(a)	5,026
81	Superior Industries International, Inc.	1,762
49	Susser Holdings Corp.(a)	2,170
143	Tempur-Pedic International, Inc.(a)	5,873
122	Tenneco, Inc.(a)	4,322
89	Tesla Motors, Inc.(a) (b)	3,100
168	Texas Roadhouse, Inc.	3,249
105	Thor Industries, Inc.	3,947
81	Titan International, Inc.	1,710
77	Titan Machinery, Inc.(a)	2,175
320	TiVo, Inc.(a)	3,965
253	Toll Brothers, Inc.(a)	8,632
106	Toro Co.	4,781
165	Tractor Supply Co.	17,158
80	True Religion Apparel, Inc.	2,135
283	TRW Automotive Holdings Corp.(a)	16,609
110	Ulta Salon Cosmetics & Fragrance, Inc.	9,742
158	Under Armour, Inc., Class A(a)	7,786
32	Unifirst Corp.	2,673
687	United Continental Holdings, Inc.(a)	18,350
84	United Stationers, Inc.	3,041
363	US Airways Group, Inc.(a)	4,875
30	Vail Resorts, Inc.	1,657
150	Visteon Corp.(a)	8,742
44	Vitamin Shoppe(a)	2,312
228	Wabash National Corp.(a)	2,175
135	WABCO Holdings, Inc.(a)	9,277
55	Watsco, Inc.	4,283
1,114	Wendy's Co.	6,339
107	WESCO International, Inc.(a)	7,907
398	Wet Seal, Inc., Class A(a)	1,170
177	Williams-Sonoma, Inc.	8,036
111	Wolverine World Wide, Inc.	4,684
127	World Fuel Services Corp.	4,830
74	Zumiez, Inc.(a)	1,695
		1,019,931

	Consumer, Non-cyclical - 17.4%
168	Aaron's, Inc.	4,585
68	Abaxis, Inc.	2,885
75	ABIOMED, Inc.(a)	1,203
95	ABM Industries, Inc.	2,157
121	Acacia Research Corp.(a)	3,383
154	ACCO Brands Corp.(a)	1,155
405	Accuray, Inc.(a)	1,729
207	Achillion Pharmaceuticals, Inc.(a)	1,677
96	Acorda Therapeutics, Inc.(a)	2,856
98	Advisory Board Co.(a)	4,979
74	Aegerion Pharmaceuticals, Inc.(a)	2,229
102	Affymax, Inc.(a)	271
875	Air Methods Corp.	39,191
191	Akorn, Inc.(a)	2,636
109	Alere, Inc.(a)	2,481
152	Align Technology, Inc.(a)	4,779
298	Alkermes PLC (Ireland)(a)	6,470
117	Alliance Data Systems Corp.(a)	18,567
176	Alnylam Pharmaceuticals, Inc.(a)	4,169
97	Amedisys, Inc.(a)	1,096
86	American Greetings Corp., Class A(b)	1,393
49	American Public Education, Inc.(a)	1,910
82	Amsurg Corp.(a)	2,476
55	Andersons, Inc.	2,699
125	Angiodynamics, Inc.(a)	1,549
83	Arbitron, Inc.	3,888
534	Arena Pharmaceuticals, Inc.(a)	4,480
425	Ariad Pharmaceuticals, Inc.(a)	8,938
492	Array Biopharma, Inc.(a)	1,914
73	ArthroCare Corp.(a)	2,549
57	Ascent Capital Group, Inc., Class A(a)	3,910
95	Auxilium Pharmaceuticals, Inc.(a)	1,620
676	AVANIR Pharmaceuticals, Inc., Class A(a)	1,845
225	Avis Budget Group, Inc.(a)	5,258
169	B&G Foods, Inc.	4,969
275	BioMarin Pharmaceutical, Inc.(a)	15,942
45	Bio-Rad Laboratories, Inc., Class A(a)	5,544
98	Bio-Reference Labs, Inc.(a)	2,595
186	Bioscrip, Inc.(a)	2,037
16	Boston Beer Co., Inc., Class A(a)	2,487
147	Boulder Brands, Inc.(a)	1,252
104	Brink's Co.	2,751
266	Brookdale Senior Living, Inc.(a)	7,363
193	Bruker Corp.(a)	3,385
348	Bunge Ltd. (Bermuda)	25,790
74	Calavo Growers, Inc.	2,083
62	Cal-Maine Foods, Inc.	2,510
44	Capella Education Co.(a)	1,393
72	Cardtronics, Inc.(a)	1,898
424	Catamaran Corp. (Canada)(a)	22,773
247	CBIZ, Inc.(a)	1,571
122	Centene Corp.(a)	5,492
144	Cepheid, Inc.(a)	5,246
162	Charles River Laboratories International, Inc.(a)	6,600
49	Chemed Corp.	3,782
347	Church & Dwight Co., Inc.	21,500
37	Coca-Cola Bottling Co. Consolidated	2,421
186	Community Health Systems, Inc.	7,860
186	Conceptus, Inc.(a)	4,153
80	CONMED Corp.	2,489
29	Consolidated Graphics, Inc.(a)	1,119
291	Convergys Corp.	4,828
86	Cooper Cos., Inc.	9,121
183	CoreLogic, Inc.(a)	4,742
82	Corporate Executive Board Co.	4,439
51	CoStar Group, Inc.(a)	5,138
142	Covance, Inc.(a)	9,456
88	CRA Internationa(a)	1,946
120	Cubist Pharmaceuticals, Inc.(a)	5,092
375	Curis, Inc.(a)	1,009
91	Cyberonics, Inc.(a)	4,163
124	Deluxe Corp.	4,920
472	Dendreon Corp.(a) (b)	2,733
233	Depomed, Inc.(a)	1,508
91	DeVry, Inc.	2,728
148	DexCom, Inc.(a)	2,210
119	Dole Food Co., Inc.(a)	1,333
481	Dynavax Technologies Corp.(a)	981
84	Elizabeth Arden, Inc.(a)	3,268
92	Emergent Biosolutions, Inc.(a)	1,425
85	Emeritus Corp.(a)	2,422
255	Endo Health Solutions, Inc.(a)	7,905
129	Endologix, Inc.(a)	1,943
96	Ennis, Inc.	1,503
182	Enzon Pharmaceuticals, Inc.	770
135	Euronet Worldwide, Inc.(a)	3,259
187	Exact Sciences Corp.(a)	1,997
312	Exelixis, Inc.(a) (b)	1,423
98	ExlService Holdings, Inc.(a)	2,966
67	Fleetcor Technologies, Inc.(a)	4,677
297	Flowers Foods, Inc.	8,369
55	Forrester Research, Inc.	1,510
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,426
42	Fresh Market, Inc.(a)	1,958
120	FTI Consulting, Inc.(a)	4,169
340	G Willi-Food International Ltd. (Israel)(a)	1,986
191	Gartner, Inc.(a)	9,504
111	Genomic Health, Inc.(a)	3,180
238	Genpact Ltd. (Bermuda)	4,191
606	Geron Corp.(a)	885
243	Global Cash Access Holdings, Inc.(a)	1,725
184	Global Payments, Inc.	8,871
61	Grand Canyon Education, Inc.(a)	1,461
84	Greatbatch, Inc.(a)	2,274
234	Green Mountain Coffee Roasters, Inc.(a)	11,176
135	H&E Equipment Services, Inc.	2,627
120	Haemonetics Corp.(a)	4,950
116	Hain Celestial Group, Inc.(a)	6,351
326	Halozyme Therapeutics, Inc.(a)	1,780
98	Hanger, Inc.(a)	2,907
89	Harris Teeter Supermarkets, Inc.	3,827
139	HCA Holdings, Inc.	5,156
747	Health Management Associates, Inc., Class A(a)	8,210
211	Health Net, Inc.(a)	5,431
158	Healthcare Services Group, Inc.	3,808
221	HealthSouth Corp.(a)	5,331
111	Heartland Payment Systems, Inc.	3,452
17	HeartWare International, Inc.(a)	1,452
67	Helen of Troy Ltd. (Bermuda)(a)	2,484
194	Henry Schein, Inc.(a)	17,309
200	Herbalife Ltd. (Cayman Islands)(b)	8,058
327	Hertz Global Holdings, Inc.(a)	6,524
146	Hill-Rom Holdings, Inc.	4,786
357	Hillshire Brands Co.	11,567
40	Hi-Tech Pharmacal Co., Inc.	1,480
195	HMS Holdings Corp.(a)	5,653
492	Hologic, Inc.(a)	10,740
73	Huron Consulting Group, Inc.(a)	2,861
73	ICF International, Inc.(a)	1,806
45	ICU Medical, Inc.(a)	2,554
89	Idenix Pharmaceuticals, Inc.(a)	375
77	IDEXX Laboratories, Inc.(a)	7,093
257	Illumina, Inc.(a)	12,883
55	ImmunoGen, Inc.(a)	834
153	Impax Laboratories, Inc.(a)	3,034
317	Incyte Corp. Ltd.(a)	7,037
119	Infinity Pharmaceuticals, Inc.(a)	4,914
171	Ingredion, Inc.	11,320
69	Insperity, Inc.	1,956
95	Insulet Corp.(a)	2,144
46	Integra LifeSciences Holdings Corp.(a)	1,874
48	IPC The Hospitalist Co., Inc.(a)	2,002
190	Ironwood Pharmaceuticals, Inc.(a)	2,837
239	Isis Pharmaceuticals, Inc.(a)	3,513
52	J&J Snack Foods Corp.	3,599
176	Jarden Corp.(a)	10,931
66	K12, Inc.(a)	1,376
72	KAR Auction Services, Inc.	1,528
88	Kelly Services, Inc., Class A	1,554
504	Keryx Biopharmaceuticals, Inc.(a)	3,241
121	Kforce, Inc.	1,759
113	Kindred Healthcare, Inc.(a)	1,274
108	Korn/Ferry International(a)	1,999
44	Lancaster Colony Corp.	3,219
32	Landauer, Inc.	1,879
205	Lender Processing Services, Inc.	5,035
56	LHC Group, Inc.(a)	1,138
104	LifePoint Hospitals, Inc.(a)	4,585
348	Live Nation Entertainment, Inc.(a)	3,685
135	Luminex Corp.(a)	2,279
80	Magellan Health Services, Inc.(a)	4,125
100	MAKO Surgical Corp.(a)	1,279
192	Manpower, Inc.	10,483
81	MAP Pharmaceuticals, Inc.(a)	2,025
128	Masimo Corp.	2,541
73	Matthews International Corp., Class A	2,409
80	MAXIMUS, Inc.	5,822
66	McGrath RentCorp	1,946
193	Medicines Co.(a)	6,139
180	Medivation, Inc.(a)	8,845
103	MEDNAX, Inc.(a)	8,819
513	Merge Healthcare, Inc.(a)	1,257
111	Meridian Bioscience, Inc.	2,353
135	Merit Medical Systems, Inc.(a)	1,609
105	Molina Healthcare, Inc.(a)	3,351
145	Momenta Pharmaceuticals, Inc.(a)	1,847
117	MoneyGram International, Inc.(a)	1,897
93	Monro Muffler Brake, Inc.	3,446
195	Monster Worldwide, Inc.(a)	998
58	Morningstar, Inc.	3,978
68	Multi-Color Corp.	1,641
216	Myriad Genetics, Inc.(a)	5,491
39	Nash Finch Co.	748
73	National Healthcare Corp.	3,385
121	Natus Medical, Inc.(a)	1,537
134	Navigant Consulting, Inc.(a)	1,706
293	Nektar Therapeutics(a)	2,716
72	Neogen Corp.(a)	3,371
227	Neurocrine Biosciences, Inc.(a)	2,402
241	NPS Pharmaceuticals, Inc.(a)	1,923
155	Nutraceutical International Corp.	2,540
98	NuVasive, Inc.(a)	1,820
130	NxStage Medical, Inc.(a)	1,459
282	Omnicare, Inc.	10,507
130	On Assignment, Inc.(a)	2,842
151	Onyx Pharmaceuticals, Inc.(a)	11,372
445	Opko Health, Inc.(a) (b)	3,088
102	Optimer Pharmaceuticals, Inc.(a)	1,236
170	OraSure Technologies, Inc.(a)	945
46	Orthofix International NV (Curacao)(a)	1,714
107	Pacira Pharmaceuticals, Inc.(a)	2,339
133	PAREXEL International Corp.(a)	4,614
345	PDL BioPharma, Inc.	2,463
124	Pharmacyclics, Inc.(a)	10,885
104	PharMerica Corp.(a)	1,490
127	PHH Corp.(a)	2,668
261	Pilgrim's Pride Corp.(a)	2,299
52	Post Holdings, Inc.(a)	2,010
90	Prestige Brands Holdings, Inc.(a)	2,141
186	Protalix BioTherapeutics, Inc.(a)	1,064
164	Quad/Graphics, Inc.	3,567
134	Questcor Pharmaceuticals, Inc.(b)	4,368
123	Quidel Corp.(a)	2,911
242	Raptor Pharmaceutical Corp.(a) (b)	1,203
136	Regeneron Pharmaceuticals, Inc.(a)	22,712
146	Rent-A-Center, Inc.	5,297
361	ResMed, Inc.	16,061
102	Resources Connection, Inc.	1,245
168	Rigel Pharmaceuticals, Inc.(a)	1,129
88	Rollins, Inc.	2,157
243	RR Donnelley & Sons Co.	2,537
125	Salix Pharmaceuticals Ltd.(a)	6,106
47	Sanderson Farms, Inc.	2,384
233	Sangamo Biosciences, Inc.(a)	2,374
188	Santarus, Inc.(a)	2,495
80	Sarepta Therapeutics, Inc.(a)	2,342
104	Scotts Miracle-Gro Co., Class A	4,608
1	Seaboard Corp.	2,853
264	Seattle Genetics, Inc.(a)	7,429
290	Select Medical Holdings Corp.	2,680
415	Sequenom, Inc.(a)	1,706
421	Service Corp. International	6,542
116	Sirona Dental Systems, Inc.(a)	8,238
349	Smithfield Foods, Inc.(a)	7,762
186	Snyders-Lance, Inc.	4,605
151	Sotheby's	5,773
92	Spartan Stores, Inc.	1,533
111	Spectrum Pharmaceuticals, Inc.(b)	1,265
618	Star Scientific, Inc.(a)	1,094
31	Steiner Leisure Ltd. (Bahamas)(a)	1,462
119	STERIS Corp.	4,641
263	Stewart Enterprises, Inc., Class A	2,228
17	Strayer Education, Inc.	835
188	Synta Pharmaceuticals Corp.(a)	1,615
88	Team Health Holdings, Inc.(a)	2,947
82	Team, Inc.(a)	3,597
80	Techne Corp.	5,439
120	Tejon Ranch Co.(a)	3,516
87	Teleflex, Inc.	6,957
101	TeleTech Holdings, Inc.(a)	1,890
152	Theravance, Inc.(a)	3,084
126	Thoratec Corp.(a)	4,436
50	Tootsie Roll Industries, Inc.(b)	1,404
152	Towers Watson & Co., Class A	10,119
52	TreeHouse Foods, Inc.(a)	3,036
82	Triple-S Management Corp., Class B (Puerto Rico)(a)	1,473
121	TrueBlue, Inc.(a)	2,346
119	Tupperware Brands Corp.	9,309
113	United Natural Foods, Inc.(a)	5,720
232	United Rentals, Inc.(a)	12,391
103	United Therapeutics Corp.(a)	6,160
181	Universal American Corp.	1,510
45	Universal Corp.	2,511
193	Universal Health Services, Inc., Class B	11,173
90	Valassis Communications, Inc.	2,474
142	Vanguard Health Systems, Inc.(a)	2,112
251	VCA Antech, Inc.(a)	5,512
119	Vector Group Ltd.	1,910
304	Verisk Analytics, Inc., Class A(a)	17,790
464	Vertex Pharmaceuticals, Inc.(a)	21,724
74	Viad Corp.	2,032
356	Vical, Inc.(a)	1,139
207	ViroPharma, Inc.(a)	5,163
265	Vivus, Inc.(a) (b)	2,841
99	Volcano Corp.(a)	2,142
53	WD-40 Co.	2,873
85	Weight Watchers International, Inc.	3,641
31	Weis Markets, Inc.	1,254
84	WellCare Health Plans, Inc.(a)	4,804
69	West Pharmaceutical Services, Inc.	4,169
80	WEX, Inc.(a)	6,001
122	Wright Medical Group, Inc.(a)	2,837
227	XenoPort, Inc.(a)	1,734
179	Zipcar, Inc.(a)	2,189
		1,234,224

	Diversified - 0.0%*
402	Harbinger Group, Inc.(a)	3,445

	Energy - 5.2%
575	Abraxas Petroleum Corp.(a) (b)	1,179
420	Amyris, Inc.(a)	1,231
109	Apco Oil and Gas International, Inc. (Cayman Islands)(a)	1,450
43	Approach Resources, Inc.(a)	1,064
128	Atwood Oceanics, Inc.(a)	6,547
99	Berry Petroleum Co., Class A	4,531
159	Bill Barrett Corp.(a)	2,870
558	BPZ Resources, Inc.(a) (b)	1,373
42	CARBO Ceramics, Inc.	3,814
88	Carrizo Oil & Gas, Inc.(a)	2,067
464	Cheniere Energy, Inc.(a)	9,883
183	Cimarex Energy Co.	12,318
20	Clayton Williams Energy, Inc.(a)	794
129	Clean Energy Fuels Corp.(a) (b)	1,623
123	Cloud Peak Energy, Inc.(a)	2,108
127	Comstock Resources, Inc.(a)	1,793
184	Concho Resources, Inc.(a)	16,553
51	Contango Oil & Gas Co.	1,977
133	Continental Resources, Inc.(a)	11,704
160	Crosstex Energy, Inc.	2,667
22	CVR Energy, Inc.	1,236
150	Dresser-Rand Group, Inc.(a)	9,249
90	Dril-Quip, Inc.(a)	7,401
227	Endeavour International Corp.(a)	574
142	Energen Corp.	6,566
223	Energy XXI Bermuda Ltd. (Bermuda)	6,630
150	EPL Oil & Gas, Inc.(a)	3,860
302	EXCO Resources, Inc.	2,005
172	Exterran Holdings, Inc.(a)	4,340
85	Flotek Industries, Inc.(a)	1,193
523	Forest Oil Corp.(a)	3,033
252	FX Energy, Inc.(a)	890
44	Geospace Technologies Corp.(a)	4,282
78	Goodrich Petroleum Corp.(a)	1,005
296	Green Plains Renewable Energy, Inc.(a)	2,803
132	Gulfport Energy Corp.(a)	5,405
154	Harvest Natural Resources, Inc.(a)	833
273	Helix Energy Solutions Group, Inc.(a)	6,391
590	Hercules Offshore, Inc.(a)	4,000
361	HollyFrontier Corp.	20,288
83	Hornbeck Offshore Services, Inc.(a)	3,527
387	ION Geophysical Corp.(a)	2,570
324	Key Energy Services, Inc.(a)	2,780
234	KiOR, Inc., Class A(a) (b)	1,289
575	Kodiak Oil & Gas Corp. (Canada)(a)	5,118
78	Lufkin Industries, Inc.	5,053
226	Magnum Hunter Resources Corp.(a)	875
353	McMoRan Exploration Co.(a)	5,680
285	Newpark Resources, Inc.(a)	2,511
127	Northern Oil and Gas, Inc.(a)	1,741
110	Oasis Petroleum, Inc.(a)	4,037
231	Oceaneering International, Inc.	14,689
96	Oil States International, Inc.(a)	7,310
340	Parker Drilling Co.(a)	1,618
446	Patterson-UTI Energy, Inc.	10,410
60	PDC Energy, Inc.(a)	2,798
269	Petroquest Energy, Inc.(a)	1,033
187	Pioneer Energy Services Corp.(a)	1,633
334	Plains Exploration & Production Co.(a)	15,154
426	Quicksilver Resources, Inc.(a)	792
175	Resolute Energy Corp.(a)	1,781
124	Rex Energy Corp.(a)	1,672
132	Rosetta Resources, Inc.(a)	6,426
262	RPC, Inc.(b)	4,239
972	SandRidge Energy, Inc.(a) (b)	5,540
49	SEACOR Holdings, Inc.	3,405
89	SemGroup Corp., Class A(a)	4,102
148	SM Energy Co.	8,566
127	Stone Energy Corp.(a)	2,597
137	SunCoke Energy, Inc.(a)	2,259
332	Superior Energy Services, Inc.(a)	8,781
83	Swift Energy Co.(a)	1,122
47	Targa Resources Corp.	2,867
117	Tesco Corp. (Canada)(a)	1,487
174	TETRA Technologies, Inc.(a)	1,606
277	Ultra Petroleum Corp. (Canada)(a)	4,726
89	Unit Corp.(a)	4,048
256	Vaalco Energy, Inc.(a)	2,076
1,352	Vantage Drilling Co. (Cayman Islands)(a)	2,204
75	W&T Offshore, Inc.	1,114
120	Walter Energy, Inc.	3,815
177	Western Refining, Inc.	6,353
270	Whiting Petroleum Corp.(a)	13,149
587	ZaZa Energy Corp.(a)	933
		365,016

	Financial - 23.6%
141	Acadia Realty Trust, REIT	3,796
131	Affiliated Managers Group, Inc.(a)	19,156
89	Air Lease Corp.	2,418
230	Aircastle Ltd. (Bermuda)	3,098
94	Alexander & Baldwin, Inc.(a)	3,312
7	Alexander's, Inc., REIT	2,272
129	Alexandria Real Estate Equities, Inc., REIT	9,177
21	Alleghany Corp.(a)	7,935
18	Allied World Assurance Co. Holdings AG (Switzerland)	1,581
200	Alterra Capital Holdings Ltd. (Bermuda)	6,128
10	Altisource Asset Management Corp. (U.S. Virgin Islands)(a)	1,297
43	Altisource Portfolio Solutions SA (Luxembourg)(a)	3,506
89	American Assets Trust, Inc., REIT	2,690
127	American Campus Communities, Inc., REIT	5,740
347	American Capital Agency Corp., REIT	11,007
806	American Capital Ltd.(a)	11,268
201	American Equity Investment Life Holding Co.	2,790
158	American Financial Group, Inc.	6,946
63	American National Insurance Co.	5,063
147	American Realty Capital Properties, Inc., REIT	1,945
467	American Spectrum Realty, Inc.(a)	913
113	Amtrust Financial Services, Inc.	3,757
2,098	Annaly Capital Management, Inc., REIT	32,498
487	Anworth Mortgage Asset Corp., REIT	2,971
388	Apollo Investment Corp.	3,372
375	Arbor Realty Trust, Inc., REIT	2,970
228	Arch Capital Group Ltd. (Bermuda)(a)	11,199
87	Argo Group International Holdings Ltd. (Bermuda)	3,304
301	ARMOUR Residential REIT, Inc., REIT	2,014
177	Arthur J Gallagher & Co.	6,811
300	Ashford Hospitality Trust, Inc., REIT	3,531
187	Aspen Insurance Holdings Ltd. (Bermuda)	6,706
386	Associated Banc-Corp.	5,555
146	Associated Estates Realty Corp., REIT	2,552
303	Assured Guaranty Ltd. (Bermuda)	5,657
171	Astoria Financial Corp.	1,672
187	AV Homes, Inc.(a)	2,809
225	Axis Capital Holdings Ltd. (Bermuda)	9,164
186	BancorpSouth, Inc.	2,846
95	Bank of Hawaii Corp.	4,597
169	Bank of South Carolina Corp.	1,987
114	Bank of the Ozarks, Inc.	4,376
91	Banner Corp.	2,704
192	BBCN Bancorp, Inc.	2,377
151	Beneficial Mutual Bancorp, Inc.(a)	1,448
232	BGC Partners, Inc., Class A	991
264	BioMed Realty Trust, Inc., REIT	5,576
41	BOK Financial Corp.	2,437
203	Boston Private Financial Holdings, Inc.	1,853
346	Brandywine Realty Trust, REIT	4,758
167	BRE Properties, Inc., REIT	8,118
102	Bridge Bancorp, Inc.	2,148
446	Brookfield Office Properties, Inc. (Canada)	7,444
195	Brookline Bancorp, Inc.	1,774
270	Brown & Brown, Inc.	8,100
172	Camden Property Trust, REIT	11,892
184	Campus Crest Communities, Inc., REIT	2,307
172	Capital City Bank Group, Inc.(a)	1,969
664	Capital Trust, Inc., Class A, REIT	1,501
720	CapitalSource, Inc.	6,480
270	Capitol Federal Financial, Inc.	3,194
277	Capstead Mortgage Corp., REIT	3,474
235	Cathay General Bancorp	4,580
362	CBL & Associates Properties, Inc., REIT	8,232
406	Cedar Realty Trust, Inc., REIT	2,330
174	Central Pacific Financial Corp.(a)	2,695
89	Chemical Financial Corp.	2,180
248	Chesapeake Lodging Trust, REIT	5,339
2,453	Chimera Investment Corp., REIT	7,310
449	CIT Group, Inc.(a)	18,795
199	Citizens Republic Bancorp, Inc.(a)	4,099
62	City Holding Co.	2,351
84	City National Corp.	4,772
48	CNA Financial Corp.	1,514
616	CNO Financial Group, Inc.	6,739
59	Cohen & Steers, Inc.	1,945
205	Colonial Properties Trust, REIT	4,420
152	Colony Financial, Inc., REIT	3,367
89	Columbia Banking System, Inc.	1,780
176	Commerce Bancshares, Inc.	6,704
221	CommonWealth REIT, REIT	5,580
99	Community Bank System, Inc.	2,858
73	Community Trust Bancorp, Inc.	2,491
84	Coresite Realty Corp., REIT	2,722
253	Corporate Office Properties Trust, REIT	6,545
245	Corrections Corp. of America, REIT	9,396
345	Cousins Properties, Inc., REIT	3,353
34	Credit Acceptance Corp.(a)	3,758
238	CreXus Investment Corp., REIT	3,168
309	CubeSmart, REIT	4,555
113	Cullen/Frost Bankers, Inc.	6,843
288	CVB Financial Corp.	3,053
270	CYS Investments, Inc., REIT	3,202
609	DCT Industrial Trust, Inc., REIT	4,421
493	DDR Corp., REIT	8,514
104	DFC Global Corp.(a)	1,943
388	DiamondRock Hospitality Co., REIT	3,469
212	Digital Realty Trust, Inc., REIT	14,200
144	Dime Community Bancshares, Inc.	2,046
294	Douglas Emmett, Inc., REIT	7,206
146	Duff & Phelps Corp., Class A	2,269
608	Duke Realty Corp., REIT	9,825
168	DuPont Fabros Technology, Inc., REIT	3,891
230	Dynex Capital, Inc., REIT	2,491
397	East West Bancorp, Inc.	9,766
77	EastGroup Properties, Inc., REIT	4,374
219	Eaton Vance Corp.	8,364
293	Education Realty Trust, Inc., REIT	3,197
72	Ellie Mae, Inc.(a)	1,462
145	Employers Holdings, Inc.	3,046
94	Encore Capital Group, Inc.(a)	2,778
119	Endurance Specialty Holdings Ltd. (Bermuda)	5,241
26	Enstar Group Ltd. (Bermuda)(a)	3,259
115	Enterprise Financial Services Corp.	1,608
81	Epoch Holding Corp.	2,264
88	EPR Properties, REIT	4,294
105	Equity Lifestyle Properties, Inc., REIT	7,737
80	Equity One, Inc., REIT	1,881
64	Erie Indemnity Co., Class A	4,685
81	Essex Property Trust, Inc., REIT	12,068
57	Evercore Partners, Inc., Class A	2,320
117	Everest Re Group Ltd. (Bermuda)	14,579
249	Extra Space Storage, Inc., REIT	9,323
5,261	Fannie Mae(a)	1,478
50	FBL Financial Group, Inc., Class A	1,817
111	Federal Realty Investment Trust, REIT	11,789
439	FelCor Lodging Trust, Inc., REIT(a)	2,204
566	Fidelity National Financial, Inc., Class A	14,116
193	Fifth Street Finance Corp.	2,065
88	Financial Engines, Inc.	2,876
247	First American Financial Corp.	6,000
461	First BanCorp (Puerto Rico)(a)	2,522
18	First Citizens BancShares, Inc., Class A	3,232
506	First Commonwealth Financial Corp.	3,679
147	First Financial Bancorp	2,254
82	First Financial Bankshares, Inc.(b)	3,657
279	First Industrial Realty Trust, Inc., REIT	4,428
290	First Midwest Bancorp, Inc.	3,625
983	First Niagara Financial Group, Inc.	8,041
140	First Potomac Realty Trust, REIT	1,978
192	FirstMerit Corp.	2,903
334	FNB Corp.	3,794
131	FNB United Corp.(a)	1,331
366	Forest City Enterprises, Inc., Class A(a)	5,871
297	Forestar Group, Inc.(a)	5,174
187	Franklin Street Properties Corp., REIT	2,571
452	Fulton Financial Corp.	5,130
205	FXCM, Inc., Class A	2,696
1,954	General Growth Properties, Inc., REIT	37,400
137	Geo Group, Inc., REIT	4,732
72	Getty Realty Corp., REIT	1,431
183	Glacier Bancorp, Inc.	3,192
306	Glimcher Realty Trust, REIT	3,446
99	Government Properties Income Trust, REIT	2,620
575	Gramercy Capital Corp., REIT(a)	2,196
54	Greenhill & Co., Inc.	3,282
162	GSV Capital Corp.(a)	1,349
687	Hampton Roads Bankshares, Inc.(a)	907
180	Hancock Holding Co.	5,436
119	Hanover Insurance Group, Inc.	5,079
122	Harleysville Savings Financial Corp.	2,154
135	Hatteras Financial Corp., REIT	3,603
252	HCC Insurance Holdings, Inc.	10,080
272	Healthcare Realty Trust, Inc., REIT	7,235
202	Healthcare Trust of America, Inc., Class A, REIT	2,319
996	Hersha Hospitality Trust, REIT	5,588
127	HFF, Inc., Class A	2,332
101	Higher One Holdings, Inc.(a)	903
156	Highwoods Properties, Inc., REIT	5,694
164	Hilltop Holdings, Inc.(a)	2,106
104	Home BancShares, Inc.	3,520
79	Home Properties, Inc., REIT	4,931
135	Horace Mann Educators Corp.	2,762
171	Horizon Bancorp	3,468
290	Hospitality Properties Trust, REIT	7,743
57	Howard Hughes Corp.(a)	4,377
211	Hudson Pacific Properties, Inc., REIT	4,762
68	Iberiabank Corp.	3,414
345	Independent Bank Corp.(a)	2,039
79	Independent Bank Corp.	2,504
48	Infinity Property & Casualty Corp.	2,697
290	Inland Real Estate Corp., REIT	2,801
179	Interactive Brokers Group, Inc., Class A	2,633
150	International Bancshares Corp.	3,037
77	International FCStone, Inc.(a)	1,374
164	Invesco Mortgage Capital, Inc., REIT	3,447
329	Investors Bancorp, Inc.	5,813
357	Investors Real Estate Trust, REIT	3,395
386	iStar Financial, Inc., REIT(a)	3,856
254	Janus Capital Group, Inc.	2,352
383	Jefferies Group, LLC	8,319
88	Jones Lang LaSalle, Inc.	8,504
128	Kemper Corp.	4,050
117	Kilroy Realty Corp., REIT	6,173
598	Ladenburg Thalmann Financial Services, Inc.(a)	777
195	LaSalle Hotel Properties, REIT	4,951
309	Lexington Realty Trust, REIT	3,541
238	Liberty Property Trust, REIT	9,232
78	LTC Properties, Inc., REIT	3,008
311	Macerich Co., REIT	18,694
181	Mack-Cali Realty Corp., REIT	5,137
224	Maiden Holdings Ltd. (Bermuda)	2,258
113	Main Street Capital Corp.	3,608
20	Markel Corp.(a)	9,669
103	MarketAxess Holdings, Inc.	4,023
122	MB Financial, Inc.	2,893
260	MBIA, Inc.(a)	2,514
691	MCG Capital Corp.	3,109
232	Meadowbrook Insurance Group, Inc.	1,631
241	Medical Properties Trust, Inc., REIT	3,499
74	Merchants Bancshares, Inc.	2,134
54	Mercury General Corp.	2,099
496	MFA Financial, Inc., REIT	4,404
733	MGIC Investment Corp.(a)	2,184
101	Mid-America Apartment Communities, Inc., REIT	7,013
192	Monmouth Real Estate Investment Corp., Class A, REIT	2,143
123	Montpelier RE Holdings Ltd. (Bermuda)	3,041
732	MPG Office Trust, Inc., REIT(a)	1,896
142	National Financial Partners Corp.(a)	2,792
63	National Health Investors, Inc., REIT	4,082
355	National Penn Bancshares, Inc.	3,479
162	National Retail Properties, Inc., REIT	5,581
46	Navigators Group, Inc.(a)	2,583
105	NBT Bancorp, Inc.	2,148
122	Nelnet, Inc., Class A	4,048
840	New York Community Bancorp, Inc.	11,340
216	New York Mortgage Trust, Inc., REIT	1,521
516	Newcastle Investment Corp., REIT	5,759
157	NewStar Financial, Inc.(a)	2,124
571	NorthStar Realty Finance Corp., REIT	5,110
220	Northwest Bancshares, Inc.	2,748
193	Ocean Shore Holding Co.	2,934
196	Ocwen Financial Corp.(a)	7,726
249	Old National Bancorp	3,361
479	Old Republic International Corp.	5,753
151	Omega Healthcare Investors, Inc., REIT	4,226
89	One Liberty Properties, Inc., REIT	1,933
93	Oppenheimer Holdings, Inc., Class A	1,758
349	Oriental Financial Group, Inc. (Puerto Rico)	5,343
103	PacWest Bancorp	2,815
46	Park National Corp.	3,035
316	Parkway Properties, Inc., REIT	5,344
144	PartnerRe Ltd. (Bermuda)	12,851
137	Pebblebrook Hotel Trust, REIT	3,276
207	Pennsylvania Real Estate Investment Trust, REIT	3,736
106	PennyMac Mortgage Investment Trust, REIT	2,695
343	Piedmont Office Realty Trust, Inc., Class A, REIT	6,743
122	Pinnacle Financial Partners, Inc.(a)	2,649
58	Piper Jaffray Cos.(a)	2,237
112	Platinum Underwriters Holdings Ltd. (Bermuda)	5,923
208	PMC Commercial Trust, REIT	1,458
352	Popular, Inc. (Puerto Rico)(a)	9,828
36	Portfolio Recovery Associates, Inc.(a)	4,209
149	Post Properties, Inc., REIT	7,113
146	Potlatch Corp., REIT	6,425
174	Power REIT, REIT	1,844
317	Preferred Apartment Communities, Inc., Class A, REIT	2,771
84	Primerica, Inc.	2,643
283	PrivateBancorp, Inc.	5,069
146	ProAssurance Corp.	6,846
202	ProLogis, Inc., REIT	7,866
97	Prosperity Bancshares, Inc.	4,476
201	Protective Life Corp.	6,416
177	Provident Financial Services, Inc.	2,653
47	PS Business Parks, Inc., REIT	3,478
605	Radian Group, Inc.	5,330
338	Rait Financial Trust, REIT	2,447
141	Ramco-Gershenson Properties Trust, REIT	2,228
226	Raymond James Financial, Inc.	9,917
190	Rayonier, Inc., REIT	10,615
194	Realty Income Corp., REIT	8,856
186	Redwood Trust, Inc., REIT	3,768
204	Regency Centers Corp., REIT	10,584
152	Reinsurance Group of America, Inc.	8,740
106	RenaissanceRe Holdings Ltd. (Bermuda)	9,269
280	Resource Capital Corp., REIT	1,904
48	RLI Corp.	3,309
135	RLJ Lodging Trust, REIT	2,888
108	S&T Bancorp, Inc.	1,950
353	Sabra Health Care REIT, Inc., REIT	9,330
49	Safety Insurance Group, Inc.	2,303
130	Sandy Spring Bancorp, Inc.	2,517
67	Saul Centers, Inc., REIT	2,932
56	SCBT Financial Corp.	2,667
365	SEI Investments Co.	10,319
147	Selective Insurance Group, Inc.	3,269
279	Senior Housing Properties Trust, REIT	7,000
377	Shore Bancshares, Inc.(a)	2,518
81	Signature Bank(a)	6,016
71	Simmons First National Corp., Class A	1,785
187	SL Green Realty Corp., REIT	15,263
83	Sovran Self Storage, Inc., REIT	5,050
239	St Joe Co.(a)	5,330
123	StanCorp Financial Group, Inc.	4,897
238	Starwood Property Trust, Inc., REIT	6,652
120	State Bank Financial Corp.	1,908
79	Steel Excel, Inc.(a)	1,995
188	Sterling Financial Corp.	3,982
133	Stifel Financial Corp.(a)	4,594
496	Strategic Hotels & Resorts, Inc., REIT(a)	3,611
95	Suffolk Bancorp(a)	1,338
164	Summit Hotel Properties, Inc., REIT	1,574
95	Sun Communities, Inc., REIT	4,420
293	Sunstone Hotel Investors, Inc., REIT(a)	3,320
688	Susquehanna Bancshares, Inc.	8,001
90	SVB Financial Group(a)	6,035
89	SY Bancorp, Inc.	2,016
105	Symetra Financial Corp.	1,383
1,317	Synovus Financial Corp.	3,345
242	Tanger Factory Outlet Centers, REIT	8,540
120	Taubman Centers, Inc., REIT	9,206
356	TCF Financial Corp.	4,891
581	TD Ameritrade Holding Corp.	11,045
160	Terreno Realty Corp., REIT	2,864
122	Texas Capital Bancshares, Inc.(a)	5,156
98	TFS Financial Corp.(a)	1,030
426	Thomas Properties Group, Inc.	2,219
49	Tompkins Financial Corp.	2,030
123	Tower Group, Inc.	2,294
131	TowneBank	1,905
300	TrustCo Bank Corp. NY	1,563
129	Trustmark Corp.	2,954
269	U.S. Global Investors, Inc., Class A	1,022
523	UDR, Inc., REIT	12,479
78	UMB Financial Corp.	3,556
204	Umpqua Holdings Corp.	2,560
102	Union Bankshares, Inc.	2,093
196	Union First Market Bankshares Corp.	3,557
232	United Bancorp, Inc.	1,521
108	United Bankshares, Inc.	2,808
111	United Community Banks, Inc.(a)	1,195
86	United Fire Group, Inc.	2,114
60	Universal Health Realty Income Trust, REIT	3,427
106	Urstadt Biddle Properties, Inc., Class A, REIT	2,240
229	Validus Holdings Ltd. (Bermuda)	8,159
386	Valley National Bancorp(b)	3,872
169	Ventas, Inc., REIT	11,962
21	Virtus Investment Partners, Inc.(a)	3,528
196	Waddell & Reed Financial, Inc., Class A	8,040
94	Walter Investment Management Corp., REIT(a)	4,316
283	Washington Federal, Inc.	4,967
133	Washington Real Estate Investment Trust, REIT	3,683
220	Webster Financial Corp.	4,844
300	Weingarten Realty Investors, REIT	9,195
105	WesBanco, Inc.	2,456
67	Westamerica Bancorporation	2,965
266	Western Alliance Bancorp(a)	3,538
17	White Mountains Insurance Group Ltd. (Bermuda)	9,605
179	Whitestone REIT, Class B, REIT	2,640
435	Winthrop Realty Trust, REIT	5,459
64	Wintrust Financial Corp.	2,336
42	World Acceptance Corp.(a)	3,305
252	WR Berkley Corp.	10,458
605	ZipRealty, Inc.(a)	2,323
		1,671,715

	Industrial - 14.2%
96	AAR Corp.	1,687
171	Actuant Corp., Class A	5,200
64	Acuity Brands, Inc.	4,360
168	Advanced Energy Industries, Inc.(a)	3,031
240	AECOM Technology Corp.(a)	7,274
102	Aegion Corp.(a)	2,451
64	Aerovironment, Inc.(a)	1,416
250	AGCO Corp.	12,870
242	Air T, Inc.	2,323
358	Air Transport Services Group, Inc.(a)	1,976
91	Albany International Corp., Class A	2,599
88	Alliant Techsystems, Inc.	5,790
20	AMERCO, Inc.	3,014
69	American Railcar Industries, Inc.	3,011
27	American Science & Engineering, Inc.	1,689
529	AMETEK, Inc.	22,128
42	Analogic Corp.	3,116
85	AO Smith Corp.	6,080
84	Applied Industrial Technologies, Inc.	3,646
138	Aptargroup, Inc.	7,444
57	Armstrong World Industries, Inc.	2,914
71	Astec Industries, Inc.	2,528
64	Atlas Air Worldwide Holdings, Inc.(a)	3,020
307	Avnet, Inc.(a)	10,840
97	AVX Corp.	1,143
94	AZZ, Inc.	4,198
207	B/E Aerospace, Inc.(a)	10,890
249	Babcock & Wilcox Co.	6,728
49	Badger Meter, Inc.	2,487
125	Barnes Group, Inc.	3,326
105	Belden, Inc.	5,288
118	Benchmark Electronics, Inc.(a)	2,056
159	Blount International, Inc.(a)	2,396
90	Brady Corp., Class A	3,064
101	Briggs & Stratton Corp.	2,470
57	Bristow Group, Inc.	3,321
150	Calgon Carbon Corp.(a)	2,559
1,157	Capstone Turbine Corp.(a)	1,122
105	Carlisle Cos., Inc.	7,126
138	Celadon Group	2,750
87	Chart Industries, Inc.(a)	6,313
20	Chicago Bridge & Iron Co. NV (Netherlands)	1,072
57	CIRCOR International, Inc.	2,376
103	CLARCOR, Inc.	5,252
80	Clean Harbors, Inc.(a)	4,120
103	Cognex Corp.	4,243
68	Coherent, Inc.	3,928
135	Colfax Corp.(a)	5,859
104	Con-way, Inc.	3,656
285	Covanta Holding Corp.	5,575
113	Crane Co.	6,077
348	Crown Holdings, Inc.(a)	13,527
217	CTS Corp.	2,127
48	Cubic Corp.	2,004
84	Curtiss-Wright Corp.	2,916
71	Cymer, Inc.(a)	7,020
209	Daktronics, Inc.	2,134
200	Darling International, Inc.(a)	3,338
254	Donaldson Co., Inc.	9,152
79	Drew Industries, Inc.	2,874
95	Ducommun, Inc.(a)	1,472
148	Dycom Industries, Inc.(a)	3,101
103	Eagle Materials, Inc.	6,624
150	EMCOR Group, Inc.	5,785
82	Encore Wire Corp.	2,681
165	Energizer Holdings, Inc.	15,168
113	EnerSys, Inc.(a)	4,619
57	EnPro Industries, Inc.(a)	2,652
49	Era Group, Inc.(a)	989
57	ESCO Technologies, Inc.	2,312
70	Esterline Technologies Corp.(a)	4,825
479	Exelis, Inc.	4,943
58	Exponent, Inc.	2,916
66	FARO Technologies, Inc.(a)	2,795
104	FEI Co.	6,587
414	Fortune Brands Home & Security, Inc.(a)	14,304
72	Forward Air Corp.	2,716
60	Franklin Electric Co., Inc.	3,904
118	Gardner Denver, Inc.	8,377
82	GATX Corp.	4,088
142	General Cable Corp.(a)	4,677
120	Genesee & Wyoming, Inc., Class A(a)	10,742
371	Gentex Corp.	6,956
82	Gorman-Rupp Co.	2,365
124	Graco, Inc.	7,204
317	GrafTech International Ltd.(a)	2,343
81	Granite Construction, Inc.	2,518
197	Graphic Packaging Holding Co.(a)	1,462
58	Greenbrier Cos., Inc.(a)	1,175
72	Greif, Inc., Class A	3,663
194	Griffon Corp.	2,186
79	Gulfmark Offshore, Inc., Class A	2,822
170	Harsco Corp.	4,077
34	Haynes International, Inc.	1,751
107	Heartland Express, Inc.	1,452
542	Heckmann Corp.(a) (b)	1,930
102	HEICO Corp., Class A	3,397
219	Hexcel Corp.(a)	5,968
144	Hillenbrand, Inc.	3,555
84	Hub Group, Inc., Class A(a)	3,169
75	Hubbell, Inc., Class B	6,968
117	Huntington Ingalls Industries	5,621
18	Hyster-Yale Materials	922
171	IDEX Corp.	8,709
146	II-VI, Inc.(a)	2,530
103	iRobot Corp.(a)	2,208
108	Itron, Inc.(a)	4,544
174	ITT Corp.	4,581
216	JB Hunt Transport Services, Inc.	15,016
87	John Bean Technologies Corp.	1,603
80	Kaman Corp.	2,792
250	Kansas City Southern	25,742
80	Kaydon Corp.	2,001
311	KBR, Inc.	9,451
173	Kennametal, Inc.	7,003
106	Kirby Corp.(a)	8,054
119	Knight Transportation, Inc.	1,864
58	Koppers Holdings, Inc.	2,406
238	Kratos Defense & Security Solutions, Inc.(a)	1,007
104	Landstar System, Inc.	5,854
64	Layne Christensen Co.(a)	1,407
86	Lennox International, Inc.	5,080
1,718	Lime Energy Co.(a)	1,306
194	Lincoln Electric Holdings, Inc.	10,874
43	Lindsay Corp.	3,674
55	Littelfuse, Inc.	3,639
314	Louisiana-Pacific Corp.(a)	6,585
58	LSB Industries, Inc.(a)	2,247
346	Manitowoc Co., Inc.	6,408
91	Marten Transport	1,884
97	Martin Marietta Materials, Inc.	9,422
150	MasTec, Inc.(a)	4,513
94	Matson, Inc.	2,417
499	McDermott International, Inc. (Panama)(a)	6,347
61	Mettler-Toledo International, Inc.(a)	12,981
98	Michael Baker Corp.	2,376
52	Middleby Corp.(a)	7,764
79	Mine Safety Appliances Co.	3,701
69	Moog, Inc., Class A(a)	3,102
92	Mueller Industries, Inc.	4,893
545	Mueller Water Products, Inc., Class A	3,063
94	MYR Group, Inc.(a)	2,182
18	NACCO Industries, Inc., Class A	1,046
190	National Instruments Corp.	5,715
14	National Presto Industries, Inc.	1,064
122	Newport Corp.(a)	1,995
114	Nordson Corp.	7,228
168	Old Dominion Freight Line, Inc.(a)	6,040
136	Orbital Sciences Corp.(a)	2,010
54	OSI Systems, Inc.(a)	3,112
239	Owens Corning(a)	9,276
223	Packaging Corp. of America	9,317
64	Park Electrochemical Corp.	1,619
12	Pentair Ltd. (Switzerland)	639
78	Plexus Corp.(a)	1,900
128	Polypore International, Inc.(a) (b)	4,900
450	Power-One, Inc.(a)	1,917
202	Quality Distribution, Inc.(a)	1,594
106	Quanex Building Products Corp.	2,110
136	Raven Industries, Inc.	3,839
80	RBC Bearings, Inc.(a)	3,987
66	Regal-Beloit Corp.	5,100
119	Rock-Tenn Co., Class A	10,526
98	Rofin-Sinar Technologies, Inc.(a)	2,604
52	Rogers Corp.(a)	2,481
80	RTI International Metals, Inc.(a)	2,374
176	Sanmina Corp.(a)	1,802
55	Sauer-Danfoss, Inc.	2,977
139	Ship Finance International Ltd. (Bermuda)	2,350
118	Silgan Holdings, Inc.	5,066
92	Simpson Manufacturing Co., Inc.	2,677
208	Smith & Wesson Holding Corp.(a) (b)	1,986
196	Sonoco Products Co.	6,227
188	Spirit Aerosystems Holdings, Inc., Class A(a)	3,273
118	SPX Corp.	9,500
302	Stoneridge, Inc.(a)	1,948
47	Sturm Ruger & Co., Inc.	2,567
84	Sun Hydraulics Corp.	2,343
374	SunPower Corp.(a)	4,391
283	Swift Transportation Co.(a)	3,829
67	TAL International Group, Inc.	2,884
248	Taser International, Inc.(a)	1,848
83	Tech Data Corp.(a)	4,404
87	Teekay Corp. (Marshall Islands)	3,019
69	Teledyne Technologies, Inc.(a)	5,077
70	Tennant Co.	3,267
259	Terex Corp.(a)	8,498
127	Tetra Tech, Inc.(a)	3,665
52	Texas Industries, Inc.(a)	3,019
61	Textainer Group Holdings Ltd. (Bermuda)	2,467
117	Tidewater, Inc.	5,538
218	Timken Co.	11,842
106	TransDigm Group, Inc.	15,088
100	Tredegar Corp.	2,448
60	Trex Co., Inc.(a)	2,834
89	Trimas Corp.(a)	2,553
243	Trimble Navigation Ltd.(a)	14,441
191	Trinity Industries, Inc.	8,259
78	Triumph Group, Inc.	5,726
252	TTM Technologies, Inc.(a)	2,066
90	Tutor Perini Corp.(a)	1,531
72	Twin Disc, Inc.	1,721
132	Universal Display Corp.(a)	4,142
48	Universal Forest Products, Inc.	1,948
190	URS Corp.	8,029
172	USG Corp.(a)	4,854
232	UTi Worldwide, Inc. (British Virgin Islands)	3,533
51	Valmont Industries, Inc.	8,035
377	Vishay Intertechnology, Inc.(a)	4,973
107	Wabtec Corp.	10,464
220	Waste Connections, Inc.	7,526
62	Watts Water Technologies, Inc., Class A	2,910
100	Werner Enterprises, Inc.	2,302
149	Woodward, Inc.	5,577
150	Worthington Industries, Inc.	4,251
121	XPO Logistics, Inc.(a)	2,108
127	Zebra Technologies Corp., Class A(a)	5,679
		1,005,760

	Technology - 7.6%
141	3D Systems Corp.(a)	5,211
102	ACI Worldwide, Inc.(a)	4,673
1,040	Activision Blizzard, Inc.	14,872
181	Acxiom Corp.(a)	3,296
120	Advent Software, Inc.(a)	3,144
407	Allscripts Healthcare Solutions, Inc.(a)	5,177
288	Amkor Technology, Inc.(a)	1,166
207	ANSYS, Inc.(a)	15,691
295	Applied Micro Circuits Corp.(a)	2,345
219	Aspen Technology, Inc.(a)	6,736
70	athenahealth, Inc.(a)	6,565
923	Atmel Corp.(a)	6,276
106	ATMI, Inc.(a)	2,321
117	Avid Technology, Inc.(a)	811
438	AXT, Inc.(a)	1,248
76	Blackbaud, Inc.	2,113
107	Bottomline Technologies de, Inc.(a)	2,903
314	Broadridge Financial Solutions, Inc.	7,206
1,198	Brocade Communications Systems, Inc.(a)	6,721
172	Brooks Automation, Inc.	1,739
54	Cabot Microelectronics Corp.	1,845
65	CACI International, Inc., Class A(a)	3,299
587	Cadence Design Systems, Inc.(a)	8,312
138	Cavium, Inc.(a)	5,095
57	Ceva, Inc.(a)	862
114	Cirrus Logic, Inc.(a)	2,741
97	CommVault Systems, Inc.(a)	7,173
45	Computer Programs & Systems, Inc.	2,346
468	Compuware Corp.(a)	5,434
85	Concur Technologies, Inc.(a)	5,967
233	Cree, Inc.(a)	10,539
104	CSG Systems International, Inc.(a)	2,019
320	Cypress Semiconductor Corp.	3,370
163	Diebold, Inc.	4,603
89	Digital River, Inc.(a)	1,267
90	Diodes, Inc.(a)	1,794
92	DST Systems, Inc.	6,249
242	Dynamics Research Corp.(a)	1,430
114	Ebix, Inc.(b)	1,827
124	Electronics for Imaging, Inc.(a)	2,859
236	Emulex Corp.(a)	1,522
428	Entegris, Inc.(a)	4,070
315	Entropic Communications, Inc.(a)	1,389
85	Fair Isaac Corp.	3,769
297	Fairchild Semiconductor International, Inc.(a)	4,235
264	FormFactor, Inc.(a)	1,325
248	Fortinet, Inc.(a)	5,997
48	Fusion-io, Inc.(a)	810
436	GT Advanced Technologies, Inc.(a)	1,247
77	Hittite Microwave Corp.(a)	4,991
54	iGATE Corp.(a)	1,032
114	IHS, Inc., Class A(a)	12,113
210	Informatica Corp.(a)	7,352
118	Insight Enterprises, Inc.(a)	2,268
449	Integrated Device Technology, Inc.(a)	3,053
72	Interactive Intelligence Group, Inc.(a)	2,996
148	International Rectifier Corp.(a)	3,111
268	Intersil Corp., Class A	2,275
110	j2 Global, Inc.	3,925
181	Jack Henry & Associates, Inc.	7,913
225	Kulicke & Soffa Industries, Inc.(a)	2,435
25	Lam Research Corp.(a)	1,058
588	Lattice Semiconductor Corp.(a)	2,752
94	Lexmark International, Inc., Class A	2,070
234	LivePerson, Inc.(a)	3,386
66	Manhattan Associates, Inc.(a)	4,611
559	Marvell Technology Group Ltd. (Bermuda)	5,646
388	Maxim Integrated Products, Inc.	12,098
93	Maxwell Technologies, Inc.(a)	814
154	MedAssets, Inc.(a)	2,844
123	Medidata Solutions, Inc.(a)	6,411
270	Mentor Graphics Corp.(a)	4,782
180	Micrel, Inc.	1,894
173	MICROS Systems, Inc.(a)	7,404
197	Microsemi Corp.(a)	4,064
21	MicroStrategy, Inc., Class A(a)	2,140
467	Mitek Systems, Inc.(a)	2,008
125	MKS Instruments, Inc.	3,393
103	Monolithic Power Systems, Inc.	2,533
274	MSCI, Inc., Class A(a)	9,078
59	MTS Systems Corp.	3,186
342	NCR Corp.(a)	9,432
112	Netscout Systems, Inc.(a)	2,848
114	NetSuite, Inc.(a)	7,956
587	Nuance Communications, Inc.(a)	10,807
106	Omnicell, Inc.(a)	1,910
136	OmniVision Technologies, Inc.(a)	2,096
827	ON Semiconductor Corp.(a)	6,616
46	Pegasystems, Inc.	1,260
459	PMC - Sierra, Inc.(a)	2,979
57	Power Integrations, Inc.	2,383
130	Progress Software Corp.(a)	2,928
244	PTC, Inc.(a)	5,646
185	QLIK Technologies, Inc.(a)	4,810
175	QLogic Corp.(a)	1,992
82	Quality Systems, Inc.	1,519
639	Quantum Corp.(a)	805
153	RealD, Inc.(a) (b)	1,781
80	Realpage, Inc.(a)	1,733
204	Rimage Corp.	1,391
311	Riverbed Technology, Inc.(a)	4,752
246	Rovi Corp.(a)	4,376
149	Semtech Corp.(a)	4,555
213	Sigma Designs, Inc.(a)	990
128	Silicon Graphics International(a)	1,926
372	Silicon Image, Inc.(a)	1,715
88	Silicon Laboratories, Inc.(a)	3,654
413	Skyworks Solutions, Inc.(a)	8,797
173	SolarWinds, Inc.(a)	9,768
178	Solera Holdings, Inc.	10,021
168	Spansion, Inc., Class A(a)	1,976
181	STEC, Inc.(a)	872
179	Super Micro Computer, Inc.(a)	2,094
91	Sykes Enterprises, Inc.(a)	1,352
80	Synaptics, Inc.(a)	2,781
84	Synchronoss Technologies, Inc.(a)	2,534
46	SYNNEX Corp.(a)	1,754
311	Synopsys, Inc.(a)	10,894
65	Syntel, Inc.	3,910
244	Take-Two Interactive Software, Inc.(a)	3,572
142	Tessera Technologies, Inc.	2,533
339	TriQuint Semiconductor, Inc.(a)	1,593
92	Tyler Technologies, Inc.(a)	5,189
57	Ultimate Software Group, Inc.(a)	5,601
68	Ultratech, Inc.(a)	2,787
71	Unisys Corp.(a)	1,632
90	Veeco Instruments, Inc.(a)	2,872
195	VeriFone Systems, Inc.(a)	3,699
65	Verint Systems, Inc.(a)	2,221
152	VMware, Inc., Class A(a)	10,918
84	Volterra Semiconductor Corp.(a)	1,289
2,086	Wave Systems Corp., Class A(a)	1,836
44	Workday, Inc., Class A(a)	2,433
		537,033

	Utilities - 3.8%
106	ALLETE, Inc.	4,982
200	Alliant Energy Corp.	9,538
84	American States Water Co.	4,449
370	American Water Works Co., Inc.	14,596
320	Aqua America, Inc.	9,322
169	Atlantic Power Corp. (Canada)	1,685
173	Atmos Energy Corp.	6,603
156	Avista Corp.	4,086
107	Black Hills Corp.	4,450
162	California Water Service Group	3,250
1,058	Calpine Corp.(a)	19,467
62	CH Energy Group, Inc.	4,038
80	Chesapeake Utilities Corp.	3,842
149	Cleco Corp.	6,601
147	El Paso Electric Co.	4,902
151	Empire District Electric Co.	3,233
119	EnerNOC, Inc.(a)	1,962
307	Great Plains Energy, Inc.	6,702
235	Hawaiian Electric Industries, Inc.	6,343
120	IDACORP, Inc.	5,603
90	ITC Holdings Corp.	7,607
81	Laclede Group, Inc.	3,302
373	MDU Resources Group, Inc.	9,012
88	MGE Energy, Inc.	4,724
172	National Fuel Gas Co.	10,009
102	New Jersey Resources Corp.	4,545
101	Northeast Utilities	4,192
78	Northwest Natural Gas Co.	3,553
127	NorthWestern Corp.	4951
98	NRG Energy, Inc.	2,352
462	NV Energy, Inc.	9,129
153	OGE Energy Corp.	8,860
101	Otter Tail Corp.	2,918
62	PICO Holdings, Inc.(a)	1,334
168	Piedmont Natural Gas Co., Inc.	5,416
245	PNM Resources, Inc.	5,503
215	Portland General Electric Co.	6,383
301	Questar Corp.	7,077
86	South Jersey Industries, Inc.	4,742
126	Southwest Gas Corp.	5,708
181	UGI Corp.	6,483
107	UIL Holdings Corp.	4,190
97	UNS Energy Corp.	4,561
202	Vectren Corp.	6,666
250	Westar Energy, Inc.	7,755
107	WGL Holdings, Inc.	4,512
		271,138

	Total Common Stocks - 99.5%
	(Cost $5,096,511)	7,049,154

	Master Limited Partnership - 0.0%*
	Energy - 0.0%*
37	Energy Transfer Equity, LP	1,968
	(Cost $750)

	Warrant - 0.0%*
22	Magnum Hunter Resources Corp., 10/14/2013(a)(e)(f)	3
	(Cost $0)

	Total Long-Term Investments - 99.5%
	(Cost $5,097,261)	7,051,125

	Investments of Collateral for Securities Loaned - 1.3%
90,241	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c) (d)	90,241
	(Cost $90,241)

	Total Investments - 100.8%
	(Cost $5,187,502)	7,141,366
	Liabilities in excess of Other Assets - (0.8%)	(58,152)
	Net Assets - 100.0%	$ 7,083,214

* Less than 0.1%
AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at February 28, 2013.
(c)	At February 28, 2013, the total market value of the Fund's securities on loan was $88,003 and the total market value of the collateral held by the Fund was $90,241.
(d)	Interest rate shown reflects yield as of February 28, 2013.
(e)	Security is valued based on observable inputs in accordance with Fair
Valuation procedures established in good faith by management and approved by the Board of Trustees. The total market value of such securities is $3 which represents less than
0.1% of net assets.
(f)	Illiquid security.

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

WFVK Wilshire 5000 Total Market ETF
Portfolio of Investments
February 28, 2013 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.6%
	Basic Materials - 3.2%
111	Air Products & Chemicals, Inc.	$9,584
48	Airgas, Inc.	4,813
51	Albemarle Corp.	3,319
605	Alcoa, Inc.	5,155
69	Allegheny Technologies, Inc.	2,102
99	Allied Nevada Gold Corp.(a)	1,812
45	Ashland, Inc.	3,509
48	Cabot Corp.	1,765
42	Carpenter Technology Corp.	1,984
84	Celanese Corp., Series A	3,935
42	CF Industries Holdings, Inc.	8,435
217	Chemtura Corp.(a)	4,366
81	Cliffs Natural Resources, Inc.	2,062
81	Coeur d'Alene Mines Corp.(a)	1,540
102	Commercial Metals Co.	1,664
24	Compass Minerals International, Inc.	1,769
33	Cytec Industries, Inc.	2,389
27	Domtar Corp.	2,013
752	Dow Chemical Co.	23,853
95	Eastman Chemical Co.	6,624
156	Ecolab, Inc.	11,942
599	EI du Pont de Nemours & Co.	28,692
90	FMC Corp.	5,423
584	Freeport-McMoRan Copper & Gold, Inc.	18,641
226	Hecla Mining Co.	1,049
138	Huntsman Corp.	2,378
51	International Flavors & Fragrances, Inc.	3,722
256	International Paper Co.	11,267
45	Intrepid Potash, Inc.	887
81	MeadWestvaco Corp.	2,893
63	Molycorp, Inc.(a)	387
356	Monsanto Co.	35,967
108	Mosaic Co.	6,322
12	NewMarket Corp.	3,020
281	Newmont Mining Corp.	11,322
187	Nucor Corp.	8,424
72	Olin Corp.	1,668
93	PPG Industries, Inc.	12,523
180	Praxair, Inc.	20,349
51	Reliance Steel & Aluminum Co.	3,396
42	Rockwood Holdings, Inc.	2,629
39	Royal Gold, Inc.	2,556
90	RPM International, Inc.	2,737
45	Sensient Technologies Corp.	1,661
66	Sherwin-Williams Co.	10,665
63	Sigma-Aldrich Corp.	4,855
84	Southern Copper Corp.	3,174
168	Steel Dynamics, Inc.	2,565
99	U.S. Steel Corp.(b)	2,063
66	Valspar Corp.	4,066
75	Vulcan Materials Co.	3,820
45	WR Grace & Co.(a)	3,221
		326,977

	Communications - 10.8%
42	Acme Packet, Inc.(a)	1,226
69	ADTRAN, Inc.	1,541
208	Amazon.com, Inc.(a)	54,968
39	AMC Networks, Inc., Class A(a)	2,239
90	AOL, Inc.(a)	3,321
141	Arris Group, Inc.(a)	2,446
127	Aruba Networks, Inc.(a)	3,165
3,713	AT&T, Inc.	133,334
156	Cablevision Systems Corp., Class A	2,182
431	CBS Corp., Class B	18,701
331	CenturyLink, Inc.	11,476
96	Ciena Corp.(a)	1,463
3,544	Cisco Systems, Inc.	73,892
1,173	Comcast Corp., Class A	46,674
858	Corning, Inc.	10,819
187	Crown Castle International Corp.(a)	13,053
60	DigitalGlobe, Inc.(a)	1,565
394	DIRECTTV(a)	18,979
75	Discovery Communications, Inc., Class A(a)	5,500
135	DISH Network Corp., Class A	4,698
722	eBay, Inc.(a)	39,479
108	EchoStar Corp., Class A(a)	4,087
21	Equinix, Inc.(a)	4,443
75	Expedia, Inc.	4,788
57	F5 Networks, Inc.(a)	5,383
569	Facebook, Inc., Class A(a)	15,505
39	FactSet Research Systems, Inc.(b)	3,794
105	Finisar Corp.(a)	1,538
728	Frontier Communications Corp.(b)	3,014
153	Gannett Co., Inc.	3,071
162	Google, Inc., Class A(a)	129,794
87	Harris Corp.	4,182
84	IAC/InterActiveCorp	3,423
60	InterDigital, Inc.	2,664
265	Interpublic Group of Cos., Inc.	3,387
48	IPG Photonics Corp.	2,846
202	JDS Uniphase Corp.(a)	2,860
42	John Wiley & Sons, Inc., Class A	1,536
308	Juniper Networks, Inc.(a)	6,369
48	Lamar Advertising Co., Class A(a)	2,220
93	Leap Wireless International, Inc.(a)	498
90	Level 3 Communications, Inc.(a)	1,798
90	Liberty Global, Inc., Class A(a)	6,200
362	Liberty Interactive Corp., Class A(a)	7,559
93	Liberty Media Corp.(a)	10,044
18	Liberty Ventures, Series A(a)	1,300
18	LinkedIn Corp., Class A(a)	3,027
208	McGraw-Hill Cos., Inc.	9,682
36	Meredith Corp.	1,513
293	MetroPCS Communications, Inc.(a)	2,871
199	Motorola Solutions, Inc.	12,380
33	NetFlix, Inc.(a)	6,207
69	NeuStar, Inc., Class A(a)	3,026
120	New York Times Co., Class A(a)	1,160
854	News Corp., Class A	24,595
217	Omnicom Group, Inc.	12,484
24	OpenTable, Inc.(a)	1,334
45	Plantronics, Inc.	1,816
156	Polycom, Inc.(a)	1,421
27	priceline.com, Inc.(a)	18,565
63	Rackspace Hosting, Inc.(a)	3,519
259	RF Micro Devices, Inc.(a)	1,194
84	SBA Communications Corp., Class A(a)	5,974
78	Scripps Networks Interactive, Inc., Class A	4,918
2,762	Sirius XM Radio, Inc.	8,562
1,771	Sprint Nextel Corp.(a)	10,272
93	Starz - Liberty Capital(a)	1,726
512	Symantec Corp.(a)	12,001
71	Telephone & Data Systems, Inc.	1,625
344	Tellabs, Inc.	698
102	Thomson Reuters Corp. (Canada)	3,119
162	TIBCO Software, Inc.(a)	3,475
193	Time Warner Cable, Inc.	16,673
641	Time Warner, Inc.	34,082
102	tw telecom, Inc.(a)	2,583
120	VeriSign, Inc.(a)	5,496
1,856	Verizon Communications, Inc.	86,360
338	Viacom, Inc., Class B	19,760
48	ViaSat, Inc.(a)	2,254
138	Virgin Media, Inc.	6,403
115	VirnetX Holding Corp.(a) (b)	4,051
972	Walt Disney Co.	53,062
3	Washington Post Co., Class B	1,196
42	WebMD Health Corp.(a)	928
335	Windstream Corp.	2,878
698	Yahoo!, Inc.(a)	14,874
		1,090,788

	Consumer, Cyclical - 10.0%
60	Abercrombie & Fitch Co., Class A	2,798
18	Advance Auto Parts, Inc.	1,374
81	Aeropostale, Inc.(a)	1,055
72	Alaska Air Group, Inc.(a)	3,712
168	American Eagle Outfitters, Inc.	3,474
75	ANN, Inc.(a)	2,122
84	Arrow Electronics, Inc.(a)	3,373
108	Ascena Retail Group, Inc.(a)	1,813
60	Autoliv, Inc.	3,911
60	AutoNation, Inc.(a)	2,626
24	AutoZone, Inc.(a)	9,124
45	Bally Technologies, Inc.(a)	2,149
132	Bed Bath & Beyond, Inc.(a)	7,491
232	Best Buy Co., Inc.	3,807
57	Big Lots, Inc.(a)	1,898
66	BorgWarner, Inc.(a)	4,911
84	Brinker International, Inc.	2,804
93	Brunswick Corp.	3,389
45	Buckle, Inc.	2,016
105	CarMax, Inc.(a)	4,033
193	Carnival Corp. (Panama)	6,904
51	Carter's, Inc.(a)	2,877
57	Casey's General Stores, Inc.	3,226
33	Cash America International, Inc.	1,671
54	Cheesecake Factory, Inc.	1,871
138	Chico's FAS, Inc.	2,343
24	Chipotle Mexican Grill, Inc.(a)	7,603
33	Choice Hotels International, Inc.	1,255
111	Cintas Corp.	4,873
202	Coach, Inc.	9,763
78	Cooper Tire & Rubber Co.	1,972
120	Copart, Inc.(a)	4,097
226	Costco Wholesale Corp.	22,892
806	CVS Caremark Corp.	41,203
114	Dana Holding Corp.	1,907
96	Darden Restaurants, Inc.	4,442
45	Deckers Outdoor Corp.(a) (b)	1,815
480	Delta Air Lines, Inc.(a)	6,850
72	Dick's Sporting Goods, Inc.	3,600
30	Dillard's, Inc., Class A	2,390
45	Dolby Laboratories, Inc., Class A	1,435
168	Dollar Tree, Inc.(a)	7,591
93	Domino's Pizza, Inc.	4,429
202	DR Horton, Inc.	4,505
39	DreamWorks Animation SKG, Inc., Class A(a)	647
63	Ezcorp, Inc., Class A(a)	1,303
102	Family Dollar Stores, Inc.	5,870
180	Fastenal Co.	9,293
87	Federal-Mogul Corp.(a)	703
138	Foot Locker, Inc.	4,718
2,212	Ford Motor Co.	27,893
42	Fossil, Inc.(a)	4,316
147	GameStop Corp., Class A(b)	3,684
212	Gap, Inc.	6,979
453	General Motors Co.(a)	12,299
108	Genuine Parts Co.	7,671
165	Goodyear Tire & Rubber Co.(a)	2,142
51	Guess?, Inc.	1,412
60	Hanesbrands, Inc.(a)	2,378
126	Harley-Davidson, Inc.	6,631
39	Harman International Industries, Inc.	1,656
90	Hasbro, Inc.	3,602
764	Home Depot, Inc.	52,334
42	Hyatt Hotels Corp., Class A(a)	1,726
99	Iconix Brand Group, Inc.(a)	2,338
135	Ingram Micro, Inc., Class A(a)	2,546
211	International Game Technology	3,363
60	Jack in the Box, Inc.(a)	1,900
153	JC Penney Co., Inc.(b)	2,688
281	JetBlue Airways Corp.(a)	1,703
412	Johnson Controls, Inc.	12,966
72	Jones Group, Inc.	831
132	Kohl's Corp.	6,085
302	Las Vegas Sands Corp.	15,550
72	Lear Corp.	3,846
111	Lennar Corp., Class A	4,283
171	Limited Brands, Inc.	7,784
235	LKQ Corp.(a)	4,980
701	Lowe's Cos., Inc.	26,743
269	Macy's, Inc.	11,056
57	Madison Square Garden Co., Class A(a)	3,187
214	Marriott International, Inc., Class A	8,442
21	Marriott Vacations Worldwide Corp.(a)	866
211	Mattel, Inc.	8,598
647	McDonald's Corp.	62,047
45	MDC Holdings, Inc.	1,729
123	Meritor, Inc.(a)	541
205	MGM Resorts International(a)	2,560
42	Mohawk Industries, Inc.(a)	4,453
42	MSC Industrial Direct Co., Inc., Class A	3,583
54	Navistar International Corp.(a)	1,341
171	Newell Rubbermaid, Inc.	3,991
469	NIKE, Inc., Class B	25,542
138	Nordstrom, Inc.	7,482
54	Nu Skin Enterprises, Inc., Class A	2,225
3	NVR, Inc.(a)	3,028
96	O'Reilly Automotive, Inc.(a)	9,767
63	Oshkosh Corp.(a)	2,429
57	Owens & Minor, Inc.	1,736
229	PACCAR, Inc.	10,861
21	Panera Bread Co., Class A(a)	3,380
66	Penn National Gaming, Inc.(a)	3,290
51	PetSmart, Inc.	3,321
60	Polaris Industries, Inc.	5,242
122	Pulte Group, Inc.(a)	2,340
49	PVH Corp.	5,971
30	Ralph Lauren Corp.	5,204
78	Regal Entertainment Group, Class A(b)	1,222
1,480	Rite Aid Corp.(a)	2,427
144	Ross Stores, Inc.	8,346
90	Royal Caribbean Cruises Ltd. (Liberia)	3,138
178	Saks, Inc.(a)	2,029
81	Scientific Games Corp., Class A(a)	729
25	Sears Canada, Inc. (Canada)(b)	233
60	Sears Holdings Corp.(a) (b)	2,700
54	Signet Jewelers Ltd. (Bermuda)	3,306
356	Southwest Airlines Co.	4,165
320	Staples, Inc.	4,218
421	Starbucks Corp.	23,079
93	Starwood Hotels & Resorts Worldwide, Inc.	5,611
377	Target Corp.	23,736
51	Tempur-Pedic International, Inc.(a)	2,095
51	Tenneco, Inc.(a)	1,807
105	Tesla Motors, Inc.(a) (b)	3,657
36	Thor Industries, Inc.	1,353
90	Tiffany & Co.	6,044
99	TiVo, Inc.(a)	1,227
408	TJX Cos., Inc.	18,348
120	Toll Brothers, Inc.(a)	4,094
66	Toro Co.	2,977
66	Tractor Supply Co.	6,863
72	TRW Automotive Holdings Corp.(a)	4,226
33	Ulta Salon Cosmetics & Fragrance, Inc.	2,922
66	Under Armour, Inc., Class A(a)	3,252
232	United Continental Holdings, Inc.(a)	6,197
42	United Stationers, Inc.	1,520
90	Urban Outfitters, Inc.(a)	3,647
156	US Airways Group, Inc.(a)	2,095
54	VF Corp.	8,708
66	Visteon Corp.(a)	3,846
48	WABCO Holdings, Inc.(a)	3,299
605	Walgreen Co.	24,769
1,028	Wal-Mart Stores, Inc.	72,762
27	Watsco, Inc.	2,102
422	Wendy's Co.	2,401
51	WESCO International, Inc.(a)	3,769
33	Whirlpool Corp.	3,727
72	Williams-Sonoma, Inc.	3,269
48	Wolverine World Wide, Inc.	2,026
57	World Fuel Services Corp.	2,168
42	WW Grainger, Inc.	9,511
90	Wyndham Worldwide Corp.	5,422
45	Wynn Resorts Ltd.	5,261
272	Yum! Brands, Inc.	17,811
		1,006,583

	Consumer, Non-cyclical - 21.3%
84	Aaron's, Inc.	2,292
1,014	Abbott Laboratories	34,263
1,014	AbbVie, Inc.	37,437
93	Acacia Research Corp.(a)	2,600
26	ACCO Brands Corp.(a)	195
45	Acorda Therapeutics, Inc.(a)	1,339
72	Actavis, Inc.(a)	6,132
241	Aetna, Inc.	11,373
114	Air Methods Corp.	5,106
57	Alere, Inc.(a)	1,297
114	Alexion Pharmaceuticals, Inc.(a)	9,888
69	Align Technology, Inc.(a)	2,169
184	Allergan, Inc.	19,949
45	Alliance Data Systems Corp.(a)	7,141
1,140	Altria Group, Inc.	38,247
165	AmerisourceBergen Corp.	7,788
399	Amgen, Inc.	36,473
102	Apollo Group, Inc., Class A(a)	1,721
389	Archer-Daniels-Midland Co.	12,394
241	Arena Pharmaceuticals, Inc.(a)	2,022
196	Ariad Pharmaceuticals, Inc.(a)	4,122
287	Automatic Data Processing, Inc.	17,610
45	Auxilium Pharmaceuticals, Inc.(a)	767
69	Avery Dennison Corp.	2,819
188	Avis Budget Group, Inc.(a)	4,394
352	Avon Products, Inc.	6,882
316	Baxter International, Inc.	21,362
102	Beam, Inc.	6,225
138	Becton Dickinson and Co.	12,152
123	Biogen Idec, Inc.(a)	20,460
90	BioMarin Pharmaceutical, Inc.(a)	5,217
21	Bio-Rad Laboratories, Inc., Class A(a)	2,587
921	Boston Scientific Corp.(a)	6,806
60	Brink's Co.	1,587
993	Bristol-Myers Squibb Co.	36,711
90	Brookdale Senior Living, Inc.(a)	2,491
95	Brown-Forman Corp., Class B	6,234
108	Bruker Corp.(a)	1,894
120	Bunge Ltd. (Bermuda)	8,893
105	Cadiz, Inc.(a)	708
138	Campbell Soup Co.	5,680
196	Cardinal Health, Inc.	9,057
36	Cardtronics, Inc.(a)	949
138	CareFusion Corp.(a)	4,518
114	Catamaran Corp. (Canada)(a)	6,123
299	Celgene Corp.(a)	30,851
57	Charles River Laboratories International, Inc.(a)	2,322
24	Chemed Corp.	1,853
108	Church & Dwight Co., Inc.	6,692
162	Cigna Corp.	9,471
93	Clorox Co.	7,813
2,612	Coca-Cola Co.	101,137
232	Coca-Cola Enterprises, Inc.	8,301
263	Colgate-Palmolive Co.	30,095
66	Community Health Systems, Inc.	2,789
278	ConAgra Foods, Inc.	9,483
153	Constellation Brands, Inc., Class A(a)	6,769
126	Convergys Corp.	2,090
36	Cooper Cos., Inc.	3,818
54	CoreLogic, Inc.(a)	1,399
45	Covance, Inc.(a)	2,997
99	Coventry Health Care, Inc.	4,491
57	CR Bard, Inc.	5,634
15	Crimson Wine Group Ltd.(a)	121
72	Cubist Pharmaceuticals, Inc.(a)	3,055
63	DaVita HealthCare Partners, Inc.(a)	7,536
168	Dean Foods Co.(a)	2,789
102	DENTSPLY International, Inc.	4,225
45	DeVry, Inc.	1,349
159	Dr Pepper Snapple Group, Inc.	6,936
60	Edwards Lifesciences Corp.(a)	5,156
599	Eli Lilly & Co.	32,741
96	ENDO Health Solutions, Inc.(a)	2,976
78	Equifax, Inc.	4,299
132	Estee Lauder Cos., Inc., Class A	8,461
481	Express Scripts Holding Co.(a)	27,374
135	Flowers Foods, Inc.	3,804
159	Forest Laboratories, Inc.(a)	5,851
51	FTI Consulting, Inc.(a)	1,772
75	Gartner, Inc.(a)	3,732
356	General Mills, Inc.	16,465
111	Genpact Ltd. (Bermuda)	1,955
780	Gilead Sciences, Inc.(a)	33,314
54	Global Payments, Inc.	2,603
90	Green Mountain Coffee Roasters, Inc.(a)	4,298
202	H&R Block, Inc.	5,022
60	Haemonetics Corp.(a)	2,475
54	Harris Teeter Supermarkets, Inc.	2,322
93	HCA Holdings, Inc.	3,449
196	Health Management Associates, Inc., Class A(a)	2,154
78	Health Net, Inc.(a)	2,008
90	HealthSouth Corp.(a)	2,171
54	Henry Schein, Inc.(a)	4,818
96	Herbalife Ltd. (Cayman Islands)(b)	3,868
105	Hershey Co.	8,751
132	Hertz Global Holdings, Inc.(a)	2,633
54	Hill-Rom Holdings, Inc.	1,770
88	Hillshire Brands Co.	2,851
174	HJ Heinz Co.	12,603
90	HMS Holdings Corp.(a)	2,609
174	Hologic, Inc.(a)	3,798
120	Hormel Foods Corp.	4,489
81	Hospira, Inc.(a)	2,384
93	Humana, Inc.	6,348
33	IDEXX Laboratories, Inc.(a)	3,040
87	Illumina, Inc.(a)	4,361
117	Incyte Corp. Ltd.(a)	2,597
60	Infinity Pharmaceuticals, Inc.(a)	2,477
63	Ingredion, Inc.	4,171
18	Intuitive Surgical, Inc.(a)	9,178
120	Iron Mountain, Inc.	4,140
30	ITT Educational Services, Inc.(a)	413
57	Jarden Corp.(a)	3,540
81	JM Smucker Co.	7,719
1,753	Johnson & Johnson	133,421
144	Kellogg Co.	8,712
253	Kimberly-Clark Corp.	23,853
304	Kraft Foods Group, Inc.	14,735
407	Kroger Co.	11,888
63	Laboratory Corp. of America Holdings(a)	5,582
27	Lancaster Colony Corp.	1,976
33	Lender Processing Services, Inc.	810
114	Life Technologies Corp.(a)	6,627
45	LifePoint Hospitals, Inc.(a)	1,984
99	Live Nation Entertainment, Inc.(a)	1,048
225	Lorillard, Inc.	8,672
36	Magellan Health Services, Inc.(a)	1,856
51	Manpower, Inc.	2,785
57	Masimo Corp.	1,131
60	MasterCard, Inc., Class A	31,069
39	Matthews International Corp., Class A	1,287
93	McCormick & Co., Inc.	6,256
153	McKesson Corp.	16,238
132	Mead Johnson Nutrition Co.	9,888
69	Medivation, Inc.(a)	3,391
39	MEDNAX, Inc.(a)	3,339
614	Medtronic, Inc.	27,605
1,826	Merck & Co., Inc.	78,025
87	Molson Coors Brewing Co., Class B	3,846
912	Mondelez International, Inc., Class A	25,217
116	MoneyGram International, Inc.(a)	1,880
132	Monster Beverage Corp.(a)	6,657
105	Monster Worldwide, Inc.(a)	538
114	Moody's Corp.	5,479
42	Morningstar, Inc.	2,880
211	Mylan, Inc.(a)	6,248
84	Myriad Genetics, Inc.(a)	2,135
36	NuVasive, Inc.(a)	669
102	Omnicare, Inc.	3,801
60	Onyx Pharmaceuticals, Inc.(a)	4,519
57	PAREXEL International Corp.(a)	1,977
72	Patterson Cos., Inc.	2,616
223	Paychex, Inc.	7,381
999	PepsiCo, Inc.	75,694
54	Perrigo Co.	6,111
4,763	Pfizer, Inc.	130,363
60	Pharmacyclics, Inc.(a)	5,267
66	PHH Corp.(a)	1,387
1,008	Philip Morris International, Inc.	92,484
23	Post Holdings, Inc.(a)	889
1,738	Procter & Gamble Co.	132,401
171	Quanta Services, Inc.(a)	4,856
87	Quest Diagnostics, Inc.	4,887
57	Questcor Pharmaceuticals, Inc.(b)	1,858
39	Regeneron Pharmaceuticals, Inc.(a)	6,513
69	Rent-A-Center, Inc.	2,503
102	ResMed, Inc.	4,538
242	Reynolds American, Inc.	10,571
90	Robert Half International, Inc.	3,200
138	Rollins, Inc.	3,382
147	RR Donnelley & Sons Co.	1,535
262	Safeway, Inc.	6,251
278	SAIC, Inc.	3,286
45	Salix Pharmaceuticals Ltd.(a)	2,198
48	Scotts Miracle-Gro Co., Class A	2,127
157	Seattle Genetics, Inc.(a)	4,418
168	Service Corp. International	2,611
30	Sirona Dental Systems, Inc.(a)	2,131
105	Smithfield Foods, Inc.(a)	2,335
69	Snyders-Lance, Inc.	1,708
51	Sotheby's	1,950
202	St Jude Medical, Inc.	8,282
709	Star Scientific, Inc.(a)	1,255
51	STERIS Corp.	1,989
5	Strayer Education, Inc.	245
217	Stryker Corp.	13,862
371	Sysco Corp.	11,931
36	Techne Corp.	2,448
36	Teleflex, Inc.	2,879
84	Tenet Healthcare Corp.(a)	3,302
102	Theravance, Inc.(a)	2,070
54	Thoratec Corp.(a)	1,901
150	Total System Services, Inc.	3,564
75	Towers Watson & Co., Class A	4,993
33	TreeHouse Foods, Inc.(a)	1,927
42	Tupperware Brands Corp.	3,286
196	Tyson Foods, Inc., Class A	4,443
66	United Rentals, Inc.(a)	3,525
39	United Therapeutics Corp.(a)	2,333
689	UnitedHealth Group, Inc.	36,827
81	Universal American Corp.	676
27	Universal Corp.	1,506
60	Universal Health Services, Inc., Class B	3,473
42	Valassis Communications, Inc.	1,155
75	Varian Medical Systems, Inc.(a)	5,297
66	VCA Antech, Inc.(a)	1,449
57	Verisk Analytics, Inc., Class A(a)	3,336
117	Vertex Pharmaceuticals, Inc.(a)	5,478
93	ViroPharma, Inc.(a)	2,319
138	Vivus, Inc.(a)	1,479
66	Weight Watchers International, Inc.	2,827
51	WellCare Health Plans, Inc.(a)	2,917
211	WellPoint, Inc.	13,120
36	West Pharmaceutical Services, Inc.	2,175
428	Western Union Co.	6,005
114	Whole Foods Market, Inc.	9,761
135	Zimmer Holdings, Inc.	10,120
		2,152,680

	Diversified - 0.0%*
150	Leucadia National Corp.	4,035

	Energy - 10.3%
305	Anadarko Petroleum Corp.	24,272
229	Apache Corp.	17,008
45	Atwood Oceanics, Inc.(a)	2,302
262	Baker Hughes, Inc.	11,743
42	Berry Petroleum Co., Class A	1,922
45	Bill Barrett Corp.(a)	812
138	Cabot Oil & Gas Corp., Class A	8,552
156	Cameron International Corp.(a)	9,940
21	CARBO Ceramics, Inc.	1,907
60	Carrizo Oil & Gas, Inc.(a)	1,409
168	Cheniere Energy, Inc.(a)	3,578
380	Chesapeake Energy Corp.	7,661
1,245	Chevron Corp.	145,852
57	Cimarex Energy Co.	3,837
48	Comstock Resources, Inc.(a)	678
45	Concho Resources, Inc.(a)	4,048
775	ConocoPhillips	44,911
135	CONSOL Energy, Inc.	4,340
39	Continental Resources, Inc.(a)	3,432
296	Denbury Resources, Inc.(a)	5,364
238	Devon Energy Corp.	12,914
36	Diamond Offshore Drilling, Inc.	2,508
63	Dresser-Rand Group, Inc.(a)	3,885
24	Dril-Quip, Inc.(a)	1,974
51	Energen Corp.	2,358
78	Energy XXI Bermuda Ltd. (Bermuda)	2,319
135	EOG Resources, Inc.	16,971
111	EQT Corp.	7,003
141	EXCO Resources, Inc.	936
75	Exterran Holdings, Inc.(a)	1,892
2,875	Exxon Mobil Corp.	257,456
126	FMC Technologies, Inc.(a)	6,541
78	Forest Oil Corp.(a)	452
102	Gulfport Energy Corp.(a)	4,177
578	Halliburton Co.	23,993
105	Helix Energy Solutions Group, Inc.(a)	2,458
63	Helmerich & Payne, Inc.	4,174
174	Hess Corp.	11,571
163	HollyFrontier Corp.	9,161
120	Key Energy Services, Inc.(a)	1,030
624	Kinder Morgan, Inc.	23,132
307	Kodiak Oil & Gas Corp. (Canada)(a)	2,732
36	Lufkin Industries, Inc.	2,332
428	Marathon Oil Corp.	14,338
214	Marathon Petroleum Corp.	17,736
78	McMoRan Exploration Co.(a)	1,255
120	Murphy Oil Corp.	7,306
162	Nabors Industries Ltd. (Bermuda)	2,715
275	National Oilwell Varco, Inc.	18,736
69	Newfield Exploration Co.(a)	1,595
81	Noble Energy, Inc.	8,977
518	Occidental Petroleum Corp.	42,647
84	Oceaneering International, Inc.	5,342
39	Oil States International, Inc.(a)	2,970
90	Oneok, Inc.	4,049
135	Patterson-UTI Energy, Inc.	3,151
177	Peabody Energy Corp.	3,816
412	Phillips 66	25,940
78	Pioneer Natural Resources Co.	9,813
96	Plains Exploration & Production Co.(a)	4,355
108	QEP Resources, Inc.	3,290
127	Quicksilver Resources, Inc.(a)	236
135	Range Resources Corp.	10,368
63	Rosetta Resources, Inc.(a)	3,067
84	Rowan Companies PLC (United Kingdom)(a)	2,906
398	SandRidge Energy, Inc.(a) (b)	2,269
852	Schlumberger Ltd. (Curacao)	66,328
24	SEACOR Holdings, Inc.	1,667
54	SM Energy Co.	3,125
217	Southwestern Energy Co.(a)	7,437
329	Spectra Energy Corp.	9,554
53	SunCoke Energy, Inc.(a)	874
153	Superior Energy Services, Inc.(a)	4,047
48	Swift Energy Co.(a)	649
120	Tesoro Corp.	6,749
126	Ultra Petroleum Corp. (Canada)(a)	2,150
36	Unit Corp.(a)	1,637
398	Valero Energy Corp.	18,145
36	Walter Energy, Inc.	1,144
66	Whiting Petroleum Corp.(a)	3,214
371	Williams Cos., Inc.	12,877
123	WPX Energy, Inc.(a)	1,745
		1,043,756

	Financial - 17.4%
33	Affiliated Managers Group, Inc.(a)	4,826
286	Aflac, Inc.	14,286
42	Alexander & Baldwin, Inc.(a)	1,480
39	Alexandria Real Estate Equities, Inc., REIT	2,774
6	Alleghany Corp.(a)	2,267
266	Allstate Corp.	12,241
63	Alterra Capital Holdings Ltd. (Bermuda)	1,930
102	American Campus Communities, Inc., REIT	4,610
99	American Capital Agency Corp., REIT	3,140
317	American Capital Ltd.(a)	4,432
623	American Express Co.	38,719
72	American Financial Group, Inc.	3,165
289	American International Group, Inc.(a)	10,985
21	American National Insurance Co.	1,688
247	American Tower Corp., REIT	19,167
138	Ameriprise Financial, Inc.	9,471
455	Annaly Capital Management, Inc., REIT	7,048
57	Aon PLC (United Kingdom)	3,482
102	Apartment Investment & Management Co., Class A, REIT	3,021
126	Apollo Investment Corp.	1,095
99	Arch Capital Group Ltd. (Bermuda)(a)	4,863
66	Arthur J Gallagher & Co.	2,540
91	Artio Global Investors, Inc.	248
69	Aspen Insurance Holdings Ltd. (Bermuda)	2,474
144	Associated Banc-Corp.	2,072
84	Assurant, Inc.	3,527
81	Assured Guaranty Ltd. (Bermuda)	1,512
105	Astoria Financial Corp.	1,027
63	AvalonBay Communities, Inc., REIT	7,864
87	Axis Capital Holdings Ltd. (Bermuda)	3,544
184	BancorpSouth, Inc.	2,815
7,212	Bank of America Corp.	80,991
39	Bank of Hawaii Corp.	1,887
52	Bank of Montreal (Canada)	3,236
695	Bank of New York Mellon Corp.	18,862
449	BB&T Corp.	13,632
1,077	Berkshire Hathaway, Inc., Class B(a)	110,026
102	BioMed Realty Trust, Inc., REIT	2,154
69	BlackRock, Inc.	16,543
24	BOK Financial Corp.	1,426
78	Boston Properties, Inc., REIT	8,103
132	Brandywine Realty Trust, REIT	1,815
45	BRE Properties, Inc., REIT	2,187
141	Brookfield Office Properties, Inc. (Canada)	2,353
108	Brown & Brown, Inc.	3,240
48	Camden Property Trust, REIT	3,319
337	Capital One Financial Corp.	17,197
269	CapitalSource, Inc.	2,421
129	CBL & Associates Properties, Inc., REIT	2,933
247	CBRE Group, Inc., Class A(a)	5,970
284	Cedar Realty Trust, Inc., REIT	1,630
725	Charles Schwab Corp.	11,774
497	Chimera Investment Corp., REIT	1,481
187	Chubb Corp.	15,714
117	Cincinnati Financial Corp.	5,266
120	CIT Group, Inc.(a)	5,023
1,898	Citigroup, Inc.	79,659
220	Citizens Republic Bancorp, Inc.(a)	4,532
39	City National Corp.	2,216
211	CME Group, Inc.	12,622
229	CNO Financial Group, Inc.	2,505
96	Colonial Properties Trust, REIT	2,070
96	Comerica, Inc.	3,301
60	Commerce Bancshares, Inc.	2,285
54	CommonWealth REIT, REIT	1,364
159	Corporate Office Properties Trust, REIT	4,113
96	Corrections Corp. of America, REIT	3,682
214	Cousins Properties, Inc., REIT	2,080
368	CubeSmart, REIT	5,424
45	Cullen/Frost Bankers, Inc.	2,725
272	DCT Industrial Trust, Inc., REIT	1,975
181	DDR Corp., REIT	3,126
132	DiamondRock Hospitality Co., REIT	1,180
72	Digital Realty Trust, Inc., REIT	4,823
263	Discover Financial Services	10,133
114	Douglas Emmett, Inc., REIT	2,794
199	Duke Realty Corp., REIT	3,216
48	DuPont Fabros Technology, Inc., REIT	1,112
153	E*Trade Financial Corp.(a)	1,639
87	East West Bancorp, Inc.	2,140
36	EastGroup Properties, Inc., REIT	2,045
78	Eaton Vance Corp.	2,979
42	Endurance Specialty Holdings Ltd. (Bermuda)	1,850
36	EPR Properties, REIT	1,756
24	Equity Lifestyle Properties, Inc., REIT	1,769
187	Equity Residential, REIT	10,292
30	Erie Indemnity Co., Class A	2,196
18	Essex Property Trust, Inc., REIT	2,682
36	Everest Re Group Ltd. (Bermuda)	4,486
105	Extra Space Storage, Inc., REIT	3,931
5,177	Federal National Mortgage Association(a)	1,455
30	Federal Realty Investment Trust, REIT	3,186
90	Federated Investors, Inc., Class B	2,090
577	FelCor Lodging Trust, Inc., REIT(a)	2,897
196	Fidelity National Financial, Inc., Class A	4,888
533	Fifth Third Bancorp	8,443
108	First American Financial Corp.	2,623
371	First California Financial Group, Inc.(a)	2,983
9	First Citizens BancShares, Inc., Class A	1,616
66	First Financial Bancorp	1,012
40	First Financial Bankshares, Inc.(b)	1,784
190	First Horizon National Corp.	2,020
196	First Industrial Realty Trust, Inc., REIT	3,111
160	First Niagara Financial Group, Inc.	1,309
78	FirstMerit Corp.	1,179
100	Flagstar Bancorp, Inc.(a)	1,359
138	Forest City Enterprises, Inc., Class A(a)	2,214
81	Franklin Resources, Inc.	11,441
174	Fulton Financial Corp.	1,975
586	General Growth Properties, Inc., REIT	11,216
278	Genworth Financial, Inc., Class A(a)	2,374
199	Getty Realty Corp., REIT	3,956
330	Glimcher Realty Trust, REIT	3,716
299	Goldman Sachs Group, Inc.	44,778
24	Greenhill & Co., Inc.	1,459
488	Hampton Roads Bankshares, Inc.(a)	644
84	Hancock Holding Co.	2,537
45	Hanover Insurance Group, Inc.	1,921
287	Hartford Financial Services Group, Inc.	6,776
45	Hatteras Financial Corp., REIT	1,201
87	HCC Insurance Holdings, Inc.	3,480
190	HCP, Inc., REIT	9,287
123	Health Care REIT, Inc., REIT	7,889
66	Healthcare Realty Trust, Inc., REIT	1,756
307	Healthcare Trust of America, Inc., Class A, REIT	3,524
57	Highwoods Properties, Inc., REIT	2,081
33	Home Properties, Inc., REIT	2,060
102	Hospitality Properties Trust, REIT	2,723
682	Host Hotels & Resorts, Inc., REIT	11,369
18	Howard Hughes Corp.(a)	1,382
332	Hudson City Bancorp, Inc.	2,829
440	Huntington Bancshares, Inc.	3,093
30	Iberiabank Corp.	1,506
45	IntercontinentalExchange, Inc.(a)	6,967
60	International Bancshares Corp.	1,215
293	Invesco Ltd. (Bermuda)	7,849
211	Invesco Mortgage Capital, Inc., REIT	4,435
211	iStar Financial, Inc., REIT(a)	2,108
135	Janus Capital Group, Inc.	1,250
87	Jefferies Group, LLC	1,890
69	Jones Lang LaSalle, Inc.	6,668
2,467	JPMorgan Chase & Co.	120,686
51	Kemper Corp.	1,614
596	KeyCorp	5,596
48	Kilroy Realty Corp., REIT	2,532
272	Kimco Realty Corp., REIT	5,921
60	LaSalle Hotel Properties, REIT	1,523
117	Legg Mason, Inc.	3,335
78	Liberty Property Trust, REIT	3,026
196	Lincoln National Corp.	5,790
165	Loews Corp.	7,113
45	M&T Bank Corp.	4,594
108	Macerich Co., REIT	6,492
63	Mack-Cali Realty Corp., REIT	1,788
6	Markel Corp.(a)	2,901
241	Marsh & McLennan Cos., Inc.	8,951
162	MBIA, Inc.(a)	1,567
512	MetLife, Inc.	18,145
199	MFA Financial, Inc., REIT	1,767
343	MGIC Investment Corp.(a)	1,022
24	Mid-America Apartment Communities, Inc., REIT	1,667
974	Morgan Stanley	21,964
81	NASDAQ OMX Group, Inc.	2,564
66	National Retail Properties, Inc., REIT	2,274
266	New York Community Bancorp, Inc.	3,591
150	Northern Trust Corp.	7,976
99	Northwest Bancshares, Inc.	1,237
187	NYSE Euronext	6,971
51	Ocwen Financial Corp.(a)	2,010
117	Old National Bancorp	1,580
153	Old Republic International Corp.	1,838
63	Omega Healthcare Investors, Inc., REIT	1,763
45	PartnerRe Ltd. (Bermuda)	4,016
241	People's United Financial, Inc.	3,157
45	Platinum Underwriters Holdings Ltd. (Bermuda)	2,380
84	Plum Creek Timber Co., Inc., REIT	4,074
308	PNC Financial Services Group, Inc.	19,216
64	Popular, Inc. (Puerto Rico)(a)	1,787
63	Post Properties, Inc., REIT	3,008
42	Potlatch Corp., REIT	1,848
415	Power REIT, REIT	4,399
488	Preferred Apartment Communities, Inc., Class A, REIT	4,265
217	Principal Financial Group, Inc.	6,859
132	PrivateBancorp, Inc.	2,364
60	ProAssurance Corp.	2,813
329	Progressive Corp.	8,014
372	Prologis, Inc., REIT	14,486
39	Prosperity Bancshares, Inc.	1,799
72	Protective Life Corp.	2,298
302	Prudential Financial, Inc.	16,782
24	PS Business Parks, Inc., REIT	1,776
84	Public Storage, REIT	12,702
686	Radian Group, Inc.	6,044
123	RAIT Financial Trust, REIT	891
93	Raymond James Financial, Inc.	4,081
68	Rayonier, Inc., REIT	3,799
48	Realty Income Corp., REIT	2,191
90	Redwood Trust, Inc., REIT	1,823
75	Regency Centers Corp., REIT	3,891
828	Regions Financial Corp.	6,334
51	Reinsurance Group of America, Inc.	2,933
39	RenaissanceRe Holdings Ltd. (Bermuda)	3,410
221	Resource Capital Corp., REIT	1,503
144	SEI Investments Co.	4,071
102	Senior Housing Properties Trust, REIT	2,559
39	Signature Bank(a)	2,897
168	Simon Property Group, Inc., REIT	26,688
54	SL Green Realty Corp., REIT	4,407
299	SLM Corp.	5,672
39	Sovran Self Storage, Inc., REIT	2,373
120	St Joe Co.(a)	2,676
45	StanCorp Financial Group, Inc.	1,791
96	Starwood Property Trust, Inc., REIT	2,683
320	State Street Corp.	18,109
90	Sterling Financial Corp.	1,906
45	Stifel Financial Corp.(a)	1,554
483	Strategic Hotels & Resorts, Inc., REIT(a)	3,516
114	Sunstone Hotel Investors, Inc., REIT(a)	1,292
329	SunTrust Banks, Inc.	9,077
171	Susquehanna Bancshares, Inc.	1,989
33	SVB Financial Group(a)	2,213
1,044	Synovus Financial Corp.	2,652
159	T Rowe Price Group, Inc.	11,319
60	Tanger Factory Outlet Centers, REIT	2,117
42	Taubman Centers, Inc., REIT	3,222
123	TCF Financial Corp.	1,690
171	TD Ameritrade Holding Corp.	3,251
81	TFS Financial Corp.(a)	851
81	Torchmark Corp.	4,551
259	Travelers Cos., Inc.	20,829
57	Trustmark Corp.	1,305
117	UDR, Inc., REIT	2,792
39	UMB Financial Corp.	1,778
114	Umpqua Holdings Corp.	1,431
48	United Bankshares, Inc.	1,248
193	Unum Group	4,723
1,155	US Bancorp	39,247
72	Validus Holdings Ltd. (Bermuda)	2,565
148	Valley National Bancorp(b)	1,484
157	Ventas, Inc., REIT	11,112
319	Visa, Inc., Class A	50,606
108	Vornado Realty Trust, REIT	8,663
66	Waddell & Reed Financial, Inc., Class A	2,707
87	Washington Federal, Inc.	1,527
48	Washington Real Estate Investment Trust, REIT	1,329
60	Webster Financial Corp.	1,321
108	Weingarten Realty Investors, REIT	3,310
2,969	Wells Fargo & Co.	104,153
30	Westamerica Bancorporation	1,328
208	Weyerhaeuser Co., REIT	6,117
6	White Mountains Insurance Group Ltd. (Bermuda)	3,390
42	Wintrust Financial Corp.	1,533
108	WR Berkley Corp.	4,482
105	Zions Bancorporation	2,535
		1,761,104

	Industrial - 11.0%
389	3M Co.	40,456
87	Actuant Corp., Class A	2,646
39	Acuity Brands, Inc.	2,657
87	AECOM Technology Corp.(a)	2,637
57	Aegion Corp.(a)	1,370
63	AGCO Corp.	3,243
199	Agilent Technologies, Inc.	8,255
30	Alliant Techsystems, Inc.	1,974
162	AMETEK, Inc.	6,776
114	Amphenol Corp., Class A	8,078
45	AO Smith Corp.	3,219
48	Aptargroup, Inc.	2,589
27	Atlas Air Worldwide Holdings, Inc.(a)	1,274
117	Avnet, Inc.(a)	4,131
78	B/E Aerospace, Inc.(a)	4,104
84	Babcock & Wilcox Co.	2,270
120	Ball Corp.	5,329
78	Bemis Co., Inc.	2,913
66	Benchmark Electronics, Inc.(a)	1,150
335	Boeing Co.	25,762
48	Brady Corp., Class A	1,634
48	Carlisle Cos., Inc.	3,258
391	Caterpillar, Inc.	36,117
93	CH Robinson Worldwide, Inc.	5,303
42	Chart Industries, Inc.(a)	3,048
9	Chicago Bridge & Iron Co. NV (Netherlands)	482
54	CLARCOR, Inc.	2,753
54	Clean Harbors, Inc.(a)	2,781
45	Con-way, Inc.	1,582
135	Covanta Holding Corp.	2,641
51	Crane Co.	2,743
108	Crown Holdings, Inc.(a)	4,198
523	CSX Corp.	11,998
108	Cummins, Inc.	12,514
48	Curtiss-Wright Corp.	1,666
313	Danaher Corp.	19,281
259	Deere & Co.	22,748
114	Donaldson Co., Inc.	4,107
120	Dover Corp.	8,802
30	Eagle Materials, Inc.	1,929
187	Eaton Corp. PLC (Ireland)	11,588
72	EMCOR Group, Inc.	2,777
476	Emerson Electric Co.	26,989
51	Energizer Holdings, Inc.	4,688
54	EnerSys, Inc.(a)	2,208
12	Engility Holdings, Inc.(a)	226
24	Era Group, Inc.(a)	485
36	Esterline Technologies Corp.(a)	2,481
112	Exelis, Inc.	1,156
141	Expeditors International of Washington, Inc.	5,478
156	FedEx Corp.	16,447
120	FLIR Systems, Inc.	3,161
36	Flowserve Corp.	5,778
129	Fluor Corp.	7,985
102	Fortune Brands Home & Security, Inc.(a)	3,524
45	Gardner Denver, Inc.	3,195
66	General Cable Corp.(a)	2,174
177	General Dynamics Corp.	12,031
6,847	General Electric Co.	158,987
42	Genesee & Wyoming, Inc., Class A(a)	3,760
96	Gentex Corp.	1,800
63	Graco, Inc.	3,660
138	GrafTech International Ltd.(a)	1,020
48	Granite Construction, Inc.	1,492
27	Greif, Inc., Class A	1,373
72	Harsco Corp.	1,727
650	Heckmann Corp.(a) (b)	2,314
114	Hexcel Corp.(a)	3,107
66	Hillenbrand, Inc.	1,630
436	Honeywell International, Inc.	30,564
39	Hubbell, Inc., Class B	3,623
22	Huntington Ingalls Industries	1,057
75	IDEX Corp.	3,820
266	Illinois Tool Works, Inc.	16,359
39	Itron, Inc.(a)	1,641
56	ITT Corp.	1,474
144	Jabil Circuit, Inc.	2,697
102	Jacobs Engineering Group, Inc.(a)	4,982
63	JB Hunt Transport Services, Inc.	4,380
63	Joy Global, Inc.	3,990
72	Kansas City Southern	7,414
45	Kaydon Corp.	1,125
126	KBR, Inc.	3,829
78	Kennametal, Inc.	3,157
45	Kirby Corp.(a)	3,419
63	Knight Transportation, Inc.	987
72	L-3 Communications Holdings, Inc.	5,491
45	Landstar System, Inc.	2,533
111	Leggett & Platt, Inc.	3,394
45	Lennox International, Inc.	2,658
90	Lincoln Electric Holdings, Inc.	5,045
159	Lockheed Martin Corp.	13,992
93	Louisiana-Pacific Corp.(a)	1,950
135	Manitowoc Co., Inc.	2,500
27	Martin Marietta Materials, Inc.	2,623
223	Masco Corp.	4,295
42	Matson, Inc.	1,080
168	McDermott International, Inc. (Panama)(a)	2,137
24	Mettler-Toledo International, Inc.(a)	5,107
30	Middleby Corp.(a)	4,479
108	Molex, Inc.	2,993
45	Moog, Inc., Class A(a)	2,023
99	National Instruments Corp.	2,978
48	Nordson Corp.	3,043
178	Norfolk Southern Corp.	13,003
141	Northrop Grumman Corp.	9,261
99	Old Dominion Freight Line, Inc.(a)	3,559
75	Owens Corning(a)	2,911
108	Owens-Illinois, Inc.(a)	2,754
75	Packaging Corp. of America	3,133
84	Pall Corp.	5,727
102	Parker Hannifin Corp.	9,637
141	Pentair Ltd. (Switzerland)	7,511
93	PerkinElmer, Inc.	3,178
39	Plexus Corp.(a)	950
87	Polypore International, Inc.(a) (b)	3,330
75	Precision Castparts Corp.	13,994
223	Raytheon Co.	12,169
33	Regal-Beloit Corp.	2,550
269	Republic Services, Inc.	8,457
33	Rock-Tenn Co., Class A	2,919
93	Rockwell Automation, Inc.	8,402
102	Rockwell Collins, Inc.	6,131
60	Roper Industries, Inc.	7,477
45	Ryder System, Inc.	2,529
75	Sanmina Corp.(a)	768
81	Sealed Air Corp.	1,799
48	Silgan Holdings, Inc.	2,061
63	Simpson Manufacturing Co., Inc.	1,833
45	Snap-On, Inc.	3,612
63	Sonoco Products Co.	2,002
87	Spirit Aerosystems Holdings, Inc., Class A(a)	1,515
42	SPX Corp.	3,381
87	Stanley Black & Decker, Inc.	6,847
57	Stericycle, Inc.(a)	5,467
96	SunPower Corp.(a)	1,127
39	Tech Data Corp.(a)	2,069
39	Teledyne Technologies, Inc.(a)	2,870
48	Terex Corp.(a)	1,575
69	Tetra Tech, Inc.(a)	1,991
174	Textron, Inc.	5,020
221	Thermo Fisher Scientific, Inc.	16,310
45	Tidewater, Inc.	2,130
75	Timken Co.	4,074
42	TransDigm Group, Inc.	5,978
99	Trimble Navigation Ltd.(a)	5,884
81	Trinity Industries, Inc.	3,502
266	Union Pacific Corp.	36,471
425	United Parcel Service, Inc., Class B	35,126
500	United Technologies Corp.	45,275
75	Universal Display Corp.(a)	2,354
60	URS Corp.	2,536
84	USG Corp.(a)	2,370
108	UTi Worldwide, Inc. (British Virgin Islands)	1,645
27	Valmont Industries, Inc.	4,254
150	Vishay Intertechnology, Inc.(a)	1,978
51	Wabtec Corp.	4,987
93	Waste Connections, Inc.	3,182
229	Waste Management, Inc.	8,546
60	Waters Corp.(a)	5,563
51	Werner Enterprises, Inc.	1,174
60	Woodward, Inc.	2,246
87	Worthington Industries, Inc.	2,466
112	Xylem, Inc.	3,080
63	Zebra Technologies Corp., Class A(a)	2,817
		1,113,965

	Technology - 12.1%
45	3D Systems Corp.(a)	1,663
398	Activision Blizzard, Inc.	5,691
84	Acxiom Corp.(a)	1,530
311	Adobe Systems, Inc.(a)	12,222
413	Advanced Micro Devices, Inc.(a)	1,028
138	Akamai Technologies, Inc.(a)	5,100
141	Allscripts Healthcare Solutions, Inc.(a)	1,794
187	Altera Corp.	6,624
184	Analog Devices, Inc.	8,320
63	ANSYS, Inc.(a)	4,775
569	Apple, Inc.	251,157
794	Applied Materials, Inc.	10,878
36	athenahealth, Inc.(a)	3,376
401	Atmel Corp.(a)	2,727
168	Autodesk, Inc.(a)	6,169
96	BMC Software, Inc.(a)	3,847
275	Broadcom Corp., Class A	9,380
120	Broadridge Financial Solutions, Inc.	2,754
383	Brocade Communications Systems, Inc.(a)	2,149
256	CA, Inc.	6,269
33	CACI International, Inc., Class A(a)	1,675
284	Cadence Design Systems, Inc.(a)	4,021
63	Cavium, Inc.(a)	2,326
78	Cerner Corp.(a)	6,822
123	Citrix Systems, Inc.(a)	8,721
205	Cognizant Technology Solutions Corp., Class A(a)	15,738
87	Computer Sciences Corp.	4,179
217	Compuware Corp.(a)	2,519
39	Concur Technologies, Inc.(a)	2,738
30	Cree, Inc.(a) (b)	1,357
135	Cypress Semiconductor Corp.(a)	1,422
852	Dell, Inc.	11,885
72	Diebold, Inc.	2,033
51	Digital River, Inc.(a)	726
51	DST Systems, Inc.	3,464
36	Dun & Bradstreet Corp.	2,902
256	Electronic Arts, Inc.(a)	4,488
1,396	EMC Corp.(a)	32,122
57	Fair Isaac Corp.	2,527
126	Fairchild Semiconductor International, Inc.(a)	1,797
202	Fidelity National Information Services, Inc.	7,605
108	Fiserv, Inc.(a)	8,868
111	Fortinet, Inc.(a)	2,684
1,344	Hewlett-Packard Co.	27,068
36	Hittite Microwave Corp.(a)	2,333
36	IHS, Inc., Class A(a)	3,825
69	Informatica Corp.(a)	2,416
3,236	Intel Corp.	67,471
710	International Business Machines Corp.	142,589
72	International Rectifier Corp.(a)	1,513
123	Intersil Corp., Class A	1,044
162	Intuit, Inc.	10,446
81	Jack Henry & Associates, Inc.	3,541
99	KLA-Tencor Corp.	5,421
180	Lam Research Corp.(a)	7,614
63	Lexmark International, Inc., Class A	1,387
120	Linear Technology Corp.	4,589
452	LSI Corp.(a)	3,146
305	Marvell Technology Group Ltd. (Bermuda)	3,080
153	Maxim Integrated Products, Inc.	4,771
63	MedAssets, Inc.(a)	1,164
105	Microchip Technology, Inc.	3,829
512	Micron Technology, Inc.(a)	4,296
66	MICROS Systems, Inc.(a)	2,825
93	Microsemi Corp.(a)	1,919
5,057	Microsoft Corp.	140,585
72	MSCI, Inc., Class A(a)	2,385
165	NCR Corp.(a)	4,551
211	NetApp, Inc.(a)	7,138
184	Nuance Communications, Inc.(a)	3,387
326	NVIDIA Corp.	4,127
308	ON Semiconductor Corp.(a)	2,464
2,566	Oracle Corp.	87,911
129	Pitney Bowes, Inc.	1,690
211	PMC - Sierra, Inc.(a)	1,369
66	Progress Software Corp.(a)	1,486
105	PTC, Inc.(a)	2,430
105	QLogic Corp.(a)	1,195
1,132	QUALCOMM, Inc.	74,293
78	Rambus, Inc.(a)	440
114	Red Hat, Inc.(a)	5,792
132	Riverbed Technology, Inc.(a)	2,017
78	Rovi Corp.(a)	1,388
54	Salesforce.com, Inc.(a)	9,138
138	SanDisk Corp.(a)	6,954
84	Semtech Corp.(a)	2,568
39	Silicon Laboratories, Inc.(a)	1,619
126	Skyworks Solutions, Inc.(a)	2,684
72	SolarWinds, Inc.(a)	4,065
60	Solera Holdings, Inc.	3,378
108	Synopsys, Inc.(a)	3,783
265	Take-Two Interactive Software, Inc.(a)	3,880
123	Teradata Corp.(a)	7,141
159	Teradyne, Inc.(a)	2,665
548	Texas Instruments, Inc.	18,835
21	Unisys Corp.(a)	483
36	Veeco Instruments, Inc.(a)	1,149
60	VeriFone Systems, Inc.(a)	1,138
48	VMware, Inc., Class A(a)	3,448
138	Western Digital Corp.	6,508
915	Xerox Corp.	7,421
141	Xilinx, Inc.	5,255
		1,223,119

	Utilities - 3.5%
368	AES Corp.	4,276
92	AGL Resources, Inc.	3,676
51	ALLETE, Inc.	2,397
72	Alliant Energy Corp.	3,434
171	Ameren Corp.	5,778
238	American Electric Power Co., Inc.	11,136
144	American Water Works Co., Inc.	5,681
141	Aqua America, Inc.	4,107
72	Atmos Energy Corp.	2,748
72	Avista Corp.	1,886
338	Calpine Corp.(a)	6,219
229	CenterPoint Energy, Inc.	4,908
66	Cleco Corp.	2,924
135	CMS Energy Corp.	3,592
144	Consolidated Edison, Inc.	8,496
302	Dominion Resources, Inc.	16,912
93	DTE Energy Co.	6,212
384	Duke Energy Corp.	26,592
205	Edison International	9,846
138	Entergy Corp.	8,592
512	Exelon Corp.	15,867
277	FirstEnergy Corp.	10,936
123	Great Plains Energy, Inc.	2,685
96	Hawaiian Electric Industries, Inc.	2,591
51	IDACORP, Inc.	2,381
66	Integrys Energy Group, Inc.	3,734
39	ITC Holdings Corp.	3,296
150	MDU Resources Group, Inc.	3,624
45	National Fuel Gas Co.	2,619
48	New Jersey Resources Corp.	2,139
205	NextEra Energy, Inc.	14,733
184	NiSource, Inc.	5,097
214	Northeast Utilities	8,883
39	Northwest Natural Gas Co.	1,776
60	NorthWestern Corp.	2,339
311	NRG Energy, Inc.	7,464
199	NV Energy, Inc.	3,932
48	OGE Energy Corp.	2,780
51	Ormat Technologies, Inc.	1,042
180	Pepco Holdings, Inc.	3,652
253	PG&E Corp.	10,788
78	Piedmont Natural Gas Co., Inc.	2,515
69	Pinnacle West Capital Corp.	3,860
108	PNM Resources, Inc.	2,426
93	Portland General Electric Co.	2,761
281	PPL Corp.	8,660
244	Public Service Enterprise Group, Inc.	7,952
108	Questar Corp.	2,539
78	SCANA Corp.	3,810
129	Sempra Energy	10,031
42	South Jersey Industries, Inc.	2,316
506	Southern Co.	22,775
57	Southwest Gas Corp.	2,582
165	TECO Energy, Inc.	2,846
84	UGI Corp.	3,009
87	Vectren Corp.	2,871
99	Westar Energy, Inc.	3,071
51	WGL Holdings, Inc.	2,151
138	Wisconsin Energy Corp.	5,699
244	Xcel Energy, Inc.	7,003
		350,647

	Total Common Stocks - 99.6%
	(Cost $8,779,577)	10,073,654

	Preferred Stock - 0.0%*
	Consumer, Cyclical - 0.0%*
1	Orchard Supply Hardware Stores Corp.(a)	$2
	(Cost $1)

	Master Limited Partnerships - 0.1%
	Energy - 0.1%
30	Atlas Energy, LP	1,252
93	Energy Transfer Equity, LP	4,947
51	Energy Transfer Partners, LP	2,443
	(Cost $5,729)	8,642

	Total Long-Term Investments - 99.7%
	(Cost $8,785,307)	10,082,298

	Investments of Collateral for Securities Loaned - 0.4%
37,781	BNY Mellon Securities Lending Overnight Fund, 0.1879%(c)(d)	37,781
	(Cost $37,781)

	Total Investments - 100.1%
	(Cost $8,823,088)	10,120,079
	Liabilities in excess of Other Assets - (0.1%)	(6,300)
	Net Assets - 100.0%	$ 10,113,779

LLC - Limited Liability Company
LP - Limited Partnership
NV - Publicly Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

* Less than 0.1%

(a)	Non-income producing security.

(b)	Security, or portion thereof, was on loan at February 28, 2013.

(c)
At February 28, 2013, the total market value of the Fund's securities on loan was $37,755 and the total market value of the collateral held by the Fund was $38,660, consisting of cash collateral of $37,781 and U.S. Government and Agency securities valued at $879.

(d)	Interest rate shown reflects yield as of February 28, 2013.

Securities are classified by sectors that represent broad groupings of related industries.

Statement of Assets and Liabilities
February 28, 2013 (unaudited)

	Wilshire 4500	Wilshire 5000
	Completion ETF	Total Market ETF
	(WXSP)	(WFVK)
Assets
Investments in securities, at value (including securities on loan)	$7,141,366	$10,120,079
Cash	26,776	9,946
Receivables:
Dividends	5,723	22,232
Securities lending income	567	231
Total assets	7,174,432	10,152,488

Liabilities
Payables:
Collateral for securities on loan payable	90,241	37,781
Accrued advisory fees	977	928
Total liabilities	91,218	38,709
Net Assets	$7,083,214	$10,113,779

Composition of Net Assets
Paid-in capital	$5,010,367	$8,757,531
Accumulated undistributed net investment income (loss)	18,191	33,308
Accumulated net realized gain (loss) on investments	100,792	25,949
Net unrealized appreciation (depreciation) on investments	1,953,864	1,296,991
Net Assets	$7,083,214	$10,113,779

Shares outstanding ($0.01 par value with unlimited amount authorized)	200,000	300,000
Net Asset Value Per Share	$35.42	$33.71

Investments in securities, at cost	$5,187,502	$8,823,088
Securities on loan, at value	$88,003	$37,755

See notes to financial statements.

Statement of Operations
For the Six Months ended February 28, 2013 (unaudited)

	Wilshire 4500	Wilshire 5000
	Completion ETF	Total Market ETF
	(WXSP)	(WFVK)

Investment Income
Dividend income	$83,260	$88,132
Less return of capital distributions received	(4,298)	(535)
Foreign taxes withheld	(94)	(25)
Net dividend income	78,868	87,572
Net securities lending income	4,068	1,282
Other income
Total investment income	82,936	88,854

Expenses
Advisory fee <Note 3>	5,912	4,323
Net expenses	5,912	4,323
Net Investment Income (Loss)	77,024	84,531

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	98,112	25,779
In-kind transactions	-	-
Net realized gain (loss)	98,112	25,779
Net change in unrealized appreciation (depreciation)	722,082	602,772
Net realized and unrealized gain (loss)	820,194	628,551

Net Increase (Decrease) in Net Assets Resulting from Operations	$897,218	$713,082

See notes to financial statements.

Statement of Changes in Net Assets

	Wilshire 4500 Completion ETF (WXSP)		Wilshire 5000 Total Market ETF (WFVK)
	For the Six Months		For the Six Months
	Ended	For the Year	Ended	For the Year
	February 28, 2013	Ended	February 28, 2013	Ended
	(unaudited)	August 31, 2012	(unaudited)	August 31, 2012

Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$77,024	$96,085	$84,531	$119,573
Net realized gain (loss)	98,112	(3,085)	25,779	(3,962)
Net change in unrealized appreciation (depreciation)	722,082	619,206	602,772	787,797
Net increase (decrease) in net assets resulting from operations	897,218	712,206	713,082	903,408

Distributions to Shareholders
From and in excess of net investment income	(114,000)	(51,600)	(130,200)	(94,000)
Capital gains	-	(8,000)	-	(1,200)
Total distributions	(114,000)	(59,600)	(130,200)	(95,200)

Capital Share Transactions
Proceeds from sale of shares	-	-	3,259,040	-
Cost of shares redeemed	-	-	-	-
Net increase (decrease) from capital share transactions	-	-	3,259,040	-

Total increase (decrease) in net assets	783,218	652,606	3,841,922	808,208

Net Assets
Beginning of period	6,299,996	5,647,390	6,271,857	5,463,649

End of period	$7,083,214	$6,299,996	$10,113,779	$6,271,857

Accumulated undistributed net investment income (loss) at end of period	$18,191	$55,167	$33,308	$78,977

Changes in Shares Outstanding
Shares sold	-	-	100,000	-
Shares redeemed	-	-	-	-
Shares outstanding, beginning of period	200,000	200,000	200,000	200,000
Shares outstanding, end of period	200,000	200,000	300,000	200,000

See notes to financial statements.

WXSP | Wilshire 4500 Completion ETF
Financial Highlights

	For the Six Months				For the Period
	Ended		For the	For the	March 9, 2010*
	February 28, 2013		Year Ended	Year Ended	through
	(unaudited)		August 31, 2012	August 31, 2011	August 31, 2010
Per share operating performance
for a share outstanding throughout the period
Net asset value, beginning of period	$ 31.50		$ 28.24	$ 23.36	$ 25.05
Income from investment operations
Net investment income (loss) (a)	0.39		0.48	0.38	0.14
Net realized and unrealized gain (loss)	4.10		3.08	4.84	(1.83)
Total from investment operations	4.49		3.56	5.22	(1.69)
Distributions to shareholders
From and in excess of net investment income	(0.57)		(0.26)	(0.34)	-
Capital gains	-		(0.04)	-	-
Total distributions to shareholders	(0.57)		(0.30)	(0.34)	-
Net asset value, end of period	$ 35.42		$ 31.50	$ 28.24	$ 23.36
Market value, end of period	$ 35.58		$ 31.43	$ 28.00	$ 23.44

Total return (b)
Net asset value	14.40%		12.72%	22.26%	-6.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 7,083		$ 6,300	$ 5,647	$ 4,672
Ratio of net expenses to average net assets (e)	0.18%	(c)	0.18%	0.18%	0.18% (c)
Ratio of net investment income to average net assets	2.35%	(c)	1.62%	1.28%	1.18% (c)
Portfolio turnover rate (d)	5%		15%	12%	6%

*	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV").
Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.
(e)	Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other business development companies.
If these fees were included in the expense ratio, the net impact to the expense ratio would be approximately 0.01% for the six months ended February 28, 2013, and 0.02% and 0.01% for the years ended August 31, 2012 and August 31, 2011, respectively.

See notes to financial statements.

WFVK | Wilshire 5000 Total Market ETF
Financial Highlights

	For the				For the Period
	Six Months Ended				March 9, 2010*
	February 28, 2013		For the Year Ended	For the Year Ended	through
	(unaudited)		August 31, 2012	August 31, 2011	August, 31, 2010
Per share operating performance
for a share outstanding throughout the period
Net asset value, beginning of period	$ 31.36		$ 27.32	$ 23.27	$ 25.01
Income from investment operations
Net investment income (a)	0.38		0.60	0.51	0.22
Net realized and unrealized gain (loss)	2.62		3.92	3.94	(1.96)
Total from investment operations	3.00		4.52	4.45	(1.74)
Distributions to shareholders
From net investment income	(0.65)		(0.47)	(0.40)	-
Capital gains	-		(0.01)	-	-
Total distributions	(0.65)		(0.48)	(0.40)	-

Net asset value, end of period	$ 33.71		$ 31.36	$ 27.32	$ 23.27
Market value, end of period	$ 33.86		$ 31.28	$ 27.38	$ 23.37

Total return (b)
Net asset value	9.71%		16.76%	19.09%	-6.96%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 10,114		$ 6,272	$ 5,464	$ 2,327
Ratio of net expenses to average net assets	0.12%	(c)	0.12%	0.12%	0.12% (c)
Ratio of net investment income to average net assets	2.35%	(c)	2.05%	1.80%	1.82% (c)
Portfolio turnover rate (d)	3%		5%	4%	3%

*	Commencement of investment operations.
(a)	Based on average shares outstanding during the period.
(b)	Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.
(c)	Annualized.
(d)	Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.

See notes to financial statements.

Notes to Financial Statements
February 28, 2013 (Unaudited)

Note 1 – Organization:
Claymore Exchange-Traded Fund Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on May 24, 2006.  At a meeting on February 15, 2013, the Board of Trustees approved the termination of the Wilshire 4500 Completion ETF  and Wilshire 5000 Total Market ETF (each a “Fund” or collectively the “Funds”).  The Funds have ceased operation with liquidation proceeds distributed to shareholders of record as of March 22, 2013.  The Funds have a semiannual reporting period ended on February 28, 2013 and liquidated March 22, 2013.

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).  Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Wilshire 4500 Completion ETF	Wilshire 4500 Completion IndexSM
Wilshire 5000 Total Market ETF	Wilshire 5000 Total Market IndexSM

Note 2 –Accounting Policies:

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Funds.

(a) Valuation of Investments
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the mean of the last available bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value.  Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.  Money market funds are valued at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees of the Trust

(“Board of Trustees”). A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed.  The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices.  On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Funds’ Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.”  Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations.  Level 1valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs as described above.

The valuation process involved for Level 3 measurements for the Funds is completed on a daily basis and is designed to subject the Level 3 valuations to an appropriate level of oversight and review. For Level 3 securities, the Funds utilize a pricing committee (“Pricing Committee”) which is comprised of employees of the Investment Advisor or its affiliates responsible for implementing the valuation procedures established by the Funds. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies, market information and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2013:

Wilshire 4500 Completion ETF
Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Common Stocks	$7,049				$7,049
Master Limited Partnership	2	-		-	2
Warrants	-	-	†	-	-	†
Investments of Collateral for Securities Loaned	90	-		-	90
Total	$7,141	$-	†	$-	$7,141

† Market value is less than minimum amount disclosed.

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

The following table presents the activity of the Fund’s investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the six-months ended February 28, 2013.

Level 3 Holdings	Common Stock
Beginning Balance at 8/31/12	$1
Net Realized Gain/Loss	(2)
Change in Unrealized Gain/Loss	2
Purchases	-
Sales	(1)
Transfers In	-
Transfers Out	-
Ending Balance at 2/28/13	$-

Wilshire 5000 Total Market ETF
Description	Level 1		Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$10,074		$-	$-	$10,074
Preferred Stocks	-	†	-	-	-	†
Master Limited Partnerships	8		-	-	8
Investments of Collateral for Securities on Loaned	38		-	-	38
Total	$10,120		$-	$-	$10,120

† Market value is less than minimum amount disclosed.

There were no transfers between valuation levels as of the report date when compared to the valuation levels at the end of the previous fiscal year.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted to interest income over the lives of the respective securities using the effective interest method.  Premiums on debt securities purchased are amortized to interest income up to the next call date of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital.  The actual character of amounts received during the year is not known until after the fiscal year end.  A Fund records the character of distributions received from REITs during the year based on historical information available.  A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Distributions
The Funds intend to pay substantially all of their net investment income to shareholders through annual distributions. In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(d) Security Lending
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is invested with the securities lending agent in an overnight securities lending fund. The overnight securities lending fund is comprised of short-term investments valued at amortized cost, which approximates market value.Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Such compensation is accrued daily and payable to the Fund monthly.  The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.  The securities lending income earned by the Funds is disclosed on the Statement of Operations.
.
Note 3 – Investment Advisory Agreement and Other Agreements:
Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”), the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, the Funds listed in the following table pay the Investment Adviser a unitary management fee for the services and facilities it provides.  The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Wilshire 4500 Completion ETF	0.18%
Wilshire 5000 Total Market ETF	0.12%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of  transfer agency, custody, fund administration, legal, audit, and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Due to their unitary fee structure Wilshire 4500 Completion ETF and Wilshire 5000 Total Market ETF do not charge a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent.  As custodian, BNY is responsible for the custody of the Funds’ assets.  As accounting agent, BNY is responsible for maintaining the books and records of the Funds.  As transfer agent, BNY is responsible for performing transfer agency services for the Funds.  As security lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

Guggenheim Partners Investment Management, LLC (“GPIM”) acts as the sub-adviser for Wilshire 4500 Completion ETF and Wilshire 5000 Total Market ETF.  In this capacity, GPIM directs the purchases and sales of each Fund’s investment securities.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser or GPIM.  The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser or GPIM.

Licensing Fee Agreements:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Wilshire 4500 Completion ETF	Wilshire Associates, Inc.
Wilshire 5000 Total Market ETF	Wilshire Associates, Inc.

The above trademarks are trademarks owned by the respective Licensors.  These trademarks have been licensed to the Investment Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds.

Note 4 – Federal Income Taxes:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Accordingly, no provision for U.S. federal income taxes is required.  In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

At February 28, 2013, the cost of investments and accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Wilshire 4500 Completion ETF	$5,171,796	$2,150,318	$(180,748)	$1,969,570
Wilshire 5000 Total Market ETF	8,820,980	1,547,276	(248,177)	1,299,099

Tax components of the following balances as of August 31, 2012 (the most recent fiscal year end for federal income tax purposes), were as follows:

	Undistributed Ordinary Income/ (Accumulated Ordinary Loss)	Undistributed Long-Term Gains/(Accumulated Capital & Other Loss)
Wilshire 4500 Completion ETF	$55,168	$(13,027)
Wilshire 5000 Total Market ETF	78,966	(1,927)

Distributions to Shareholders:
The tax character of distributions paid during the period ended August 31, 2012 (the most recent fiscal year end for federal income tax purposes), was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains
Wilshire 4500 Completion ETF	$58,554	$1,046
Wilshire 5000 Total Market ETF	94,008	1,192

At August 31, 2012 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.  Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

	Unlimited Short-Term Capital Loss	Unlimited Long-Term Capital Loss	Total
Wilshire 4500 Completion ETF	$-	$13,027	$13,027
Wilshire 5000 Total Market ETF	1,235	-	1,235

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the period ended August 31, 2012 (the most recent fiscal year end for federal income tax purposes), the following Funds incurred and will elect to defer  the following current year post-October losses as though the losses were incurred on the first day of the next fiscal year.

Post-October Capital Losses
Wilshire 4500 Completion ETF	$-
Wilshire 5000 Total Market ETF	692

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.  Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than-not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year.  Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then).  Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5 - Investment Transactions:
For the six months ended February 28, 2013, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
Wilshire 4500 Completion ETF	$345,674	$384,096
Wilshire 5000 Total Market ETF	3,383,867	187,061

For the six months ended February 28, 2013, in-kind transactions were as follows:

	Purchases	Sales
Wilshire 4500 Completion ETF	$1,759	$-
Wilshire 5000 Total Market ETF	197	-

Note 6 – Capital:
Shares are issued and redeemed by the Funds only in creation unit size aggregations of 100,000 to 200,000 shares.  Transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.  Transaction fees ranging from $6,000 to $7,500 are charged to those persons creating or redeeming creation units.  An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 7 - Distribution and Service Plan:
The Board of Trustees of the Trust has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees were paid by the Funds.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications.  Each Fund’s maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Subsequent Events:
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements, except as noted below.

The Wilshire 4500 Completion ETF and Wilshire 5000 Total Market ETF ceased trading on the NYSE Arca on March 15, 2013.  All shareholders remaining on March 22, 2013 received the value of their shares as summarized below.

Liquidation Distribution
Wilshire 4500 Completion ETF	$36.845
Wilshire 5000 Total Market ETF	$34.819

Supplemental Information | (unaudited)

In January 2013, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2012.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years.

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees:
Randall C. Barnes Year of Birth: 1951 Trustee	Since 2006	Private Investor (2001-present). Formerly, Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997), President, Pizza Hut International (1991-1993) and Senior Vice President, Strategic Planning and New Business Development of PepsiCo, Inc. (1987-1990).	48	None
Roman Friedrich III Year of Birth: 1946 Trustee	Since 2010	Founder and President of Roman Friedrich & Company, Ltd., a US and Canadian-based business, which provides investment banking to the mining industry (1998-present). Formerly, Senior Managing Director of MLV & Co., LLC, an investment bank and institutional broker-dealer specializing in capital intensive industries such as energy, metals and mining (2010-2011).	44
Director of First Americas Gold Corp. (2012-present), Zincore Metals, Inc. (2009 – present). Previously, Director of Blue Sky Uranium Corp. (formerly Windstorm Resources Inc.) (April 2011-July 2012),  Director of Axiom Gold and Silver Corp. (2011-2012), Stratagold Corp. (2003-2009); Gateway Gold Corp. (2004-2008) and GFM Resources Ltd. (2005-2010).

Robert B. Karn III Year of Birth: 1942 Trustee	Since 2010	Consultant (1998-present). Formerly, Managing Partner, Financial and Economic Consulting, St. Louis office of Arthur Andersen (1977-1997).	44	Director of Peabody Energy Company (2003-present), GP Natural Resource Partners LLC (2002-present).
Ronald A. Nyberg Year of Birth: 1953 Trustee	Since 2006	Partner of Nyberg & Cassioppi, LLC, a law firm specializing in corporate law, estate planning and business transactions (2000-present). Formerly, Executive Vice President, General Counsel and Corporate Secretary of Van Kampen Investments (1982-1999).	50	None

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations during the Past Five Years and Other Affiliations	Number of Funds in the Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
Ronald E. Toupin, Jr. Year of Birth: 1958 Trustee	Since 2006	Portfolio Consultant (2010-present). Formerly, Vice President, Manager and Portfolio Manager of Nuveen Asset Management (1998-1999), Vice President of Nuveen Investment Advisory Corp. (1992-1999), Vice President and Manager of Nuveen Unit Investment Trusts (1991-1999), and Assistant Vice President and Portfolio Manager of Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	47	Trustee, Bennett Group of Funds (2011-present).
Interested Trustee:
Donald C. Cacciapaglia† Year of Birth: 1951 Trustee, Chief Executive Officer	Since 2012
Senior Managing Director of Guggenheim Investments (2010-present); Chief Executive Officer of Guggenheim Funds Services, LLC (2012-present); Chief Executive Officer (2012-present) and President (2010-present), Guggenheim Funds
Distributors, LLC and Guggenheim Funds Investment Advisors, LLC; Chief Executive Officer of certain funds of Guggenheim Funds Fund Complex (2012-present); President and Director of SBL Fund, Security Equity Fund, Security Income Fund,
Security Large Cap Value Fund, and Security Mid Cap Growth Fund (2012-present); President, CEO and Trustee of Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series
Funds and Rydex Variable Trust, (2012-present); Formerly Chairman and CEO of Channel Capital Group Inc. and Channel Capital Group LLC. (2002-2010).
			227
Trustee, Rydex Dynamic Funds, Rydex ETF Trust, Rydex Series Funds and Rydex Variable Trust (2012-present); Independent Board Member, Equitrust Life Insurance Company, Guggenheim Life and Annuity Company, and Paragon Life Insurance Company of Indiana (2011-present).

*	Address for all Trustees: 2455 Corporate West Drive, Lisle, IL 60532.

**	This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

***
The Guggenheim Investments Fund Complex consists of U.S. registered investment companies advised or serviced by Guggenheim Funds Investment Advisors, LLC or Guggenheim Fund Distributors, LLC.  The Guggenheim Investments Fund Complex is overseen by multiple Boards of Trustees.

†
Mr. Donald C. Cacciapaglia is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and Distributor.

Principal Executive Officers

The Principal Executive Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address*, Year of Birth and Position(s) held with Registrant	Term of Office** and Length of Time Served	Principal Occupations During the Past Five Years and Other Affiliations

Officers:
Amy J. Lee Year of Birth: 1961 Chief Legal Officer	Since 2013***
Managing Director, Guggenheim Investments (2012-present); Senior Vice President & Secretary, Security Investors, LLC (2010 - present); Secretary & Chief Compliance Officer, Security Distributors, Inc. (1987 - 2012); Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987-2012); Vice President & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust(2008-present); Chief Legal Officer (2012) of certain funds in the Guggenheim Funds Complex.

John L. Sullivan Year of Birth: 1955 Chief Accounting Officer, Chief Financial Officer Treasurer	Since 2010
Senior Managing Director of Guggenheim Funds Investment Advisors, LLC and Guggenheim Funds Distributors, LLC (2010-present). Chief Financial Officer, Chief Accounting Officer and Treasurer of certain funds in the Fund Complex. Formerly, Chief Compliance Officer, Van Kampen Funds (2004-2010). Head of Fund Accounting, Morgan Stanley Investment Management (2002-2004). Chief Financial Officer, Treasurer, Van Kampen Funds (1996-2004).

Joanna M. Catalucci Year of Birth: 1966 Chief Compliance Officer	Since 2012
Chief Compliance Officer of certain funds in the Fund Complex; and Managing Director of Compliance and Fund Board Relations, Guggenheim Investments (2012-present). Formerly, Chief Compliance Officer & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund & Security Mid Cap Growth Fund; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC (2010-2012); Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Chief Compliance Officer and Senior Vice President (2010-2011); Rydex Capital Partners I, LLC & Rydex Capital Partners II, LLC, Chief Compliance Officer (2006-2007); and Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Vice President (2001-2006).

Mark E. Mathiasen Year of Birth: 1978 Secretary	Since 2011	Director, Associate General Counsel of Guggenheim Funds Services, LLC (2007-present). Secretary of certain funds in the Fund Complex.
Stevens T. Kelly Year of Birth: 1982 Assistant Secretary	Since 2012
Assistant General Counsel of Guggenheim Funds Services, LLC (2011-present). Assistant Secretary of certain other funds in the Fund Complex.  Formerly, Associate at K&L Gates LLP (2008-2011), J.D., University of Wisconsin Law School (2005-2008).

William H. Belden, III Year of Birth: 1965 Vice President	Since 2006	Managing Director of Guggenheim Funds Investment Advisors, LLC (2005-present). Formerly, Vice President of Product Management at Northern Trust Global Investments (1999-2005).

* Address for all Officers: 2455 Corporate West Drive, Lisle, IL 60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.

*** Effective February 12, 2013

Trust Information

Board of Trustees	Investment Adviser and Administrator
Randall C. Barnes	Guggenheim Funds Investment Advisors, LLC
Donald C. Cacciapaglia*	Lisle, IL
Roman Friedrich III
Robert B. Karn III	Distributor
Ronald A. Nyberg	Guggenheim Funds Distributors, LLC
Ronald E. Toupin, Jr.	Lisle, IL
Chairman
*Trustee is an “interested person” (as
defined in section 2(a)(19) of the 1940
Act) (“Interested Trustee”) of the Trust
because of his position as the President
and CEO of the Investment Adviser and
the Distributor.

Officers	Accounting Agent, Custodian
Donald C. Cacciapaglia	and Transfer Agent
Chief Executive Officer	The Bank of New York Mellon Corp.
New York, NY
Amy J. Lee
Chief Legal Officer	Legal Counsel
Dechert LLP
John L. Sullivan	New York, NY
Chief Accounting Officer,
Chief Financial Officer	Independent Registered Public
and Treasurer	Accounting Firm
Ernst & Young LLP
Joanna M. Catalucci	Chicago, IL
Chief Compliance Officer

Mark M. Mathiasen
Secretary

Stevens T. Kelly
Assistant Secretary

William H. Belden III
Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
•	If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800) 345-7999.  Information  regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investment’s website at www.guggenheiminvestments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investment’s  website at www.guggenheiminvestments.com.  The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $170 billion in assets under supervision as of December 31, 2012. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio manager who is currently responsible for the day-to-day management of each Funds’ portfolio is Saroj Kanuri, CFA. Mr. Kanuri is a Director, ETF Portfolio Management, of the Investment Adviser and Guggenheim Funds Distributors, LLC and joined Guggenheim Fund Distributors, LLC in October of 2006. Prior to joining Guggenheim, Mr. Kanuri served as an analyst at Northern Trust Corporation from 2001-2006. Mr. Kanuri received a B.S. in Finance from the University of Illinois at Chicago.

Guggenheim Partners Investment Management, LLC (“GPIM”), a subsidiary of Guggenheim Partners, LLC, serves as investment sub-adviser to each of the Wilshire 4500 Completion ETF and Wilshire 5000 Total Market ETF pursuant to a sub-advisory agreement with the Investment Adviser. GPIM assists the Investment Adviser with portfolio optimization for each of the Fund’s that GPIM serves as investment sub-adviser.

Claymore Exchange-Traded Fund Trust Overview
The Claymore Exchange-Traded Fund Trust (the “Trust”) is an investment company complex currently consisting of 28 separate exchange-traded “index funds” as of February 28, 2013.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://www.guggenheiminvestments.com or by calling (800) 345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC
(03/13)

ETF-001-SAR-0213

NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)   Not applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:           Chief Executive Officer

Date:           May 8, 2013

By:              /s/ John L. Sullivan

Name:          John L. Sullivan

Title:           Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           May 8, 2013